Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a) (b)
....................... 4,801 $ 525,517
AeroVironment, Inc.
(b)
.................. 4,597 841,481
AerSale Corp.
(b)
...................... 4,272 26,572
AIRO Group Holdings, Inc.
(a) (b)
............ 2,393 18,199
Archer Aviation, Inc. , Class A
(b)
............ 73,922 382,177
Astronics Corp.
(b)
..................... 3,719 248,169
Beta Technologies, Inc. , Class A
(b)
.......... 4,009 58,932
Byrna Technologies, Inc.
(b)
............... 2,178 19,994
Cadre Holdings, Inc. ................... 3,591 110,172
Ducommun, Inc.
(b)
.................... 1,660 202,520
Eve Holding, Inc.
(a) (b)
................... 11,634 28,852
Firefly Aerospace, Inc.
(a) (b)
............... 2,987 85,040
Intuitive Machines, Inc. , Class A
(a) (b)
......... 13,266 246,217
Kratos Defense & Security Solutions, Inc.
(b)
... 21,993 1,550,726
Mercury Systems, Inc.
(a) (b)
............... 6,623 482,883
Moog, Inc. , Class A ................... 3,424 1,001,999
National Presto Industries, Inc. ............ 663 90,871
Park Aerospace Corp. .................. 2,361 64,644
Red Cat Holdings, Inc.
(b)
................ 12,498 163,599
Redwire Corp.
(a) (b)
..................... 12,833 109,081
Satellogic, Inc. , Class A
(b)
............... 8,653 47,072
V2X, Inc.
(b)
......................... 3,205 219,542
Voyager Technologies, Inc. , Class A
(a) (b)
...... 5,786 135,335
VSE Corp.
(a)
........................ 3,277 604,279
York Space Systems, Inc.
(b)
.............. 2,092 46,380
7,310,253
Air Freight & Logistics — 0.1%
Forward Air Corp.
(b)
................... 2,628 43,914
Hub Group, Inc. , Class A ................ 7,382 266,047
Radiant Logistics, Inc.
(b)
................ 4,387 30,929
340,890
Automobile Components — 1.1%
Adient plc
(b)
......................... 9,797 197,997
Cooper-Standard Holdings, Inc.
(b)
.......... 2,110 58,806
Dana, Inc. .......................... 13,699 460,971
Dauch Corp.
(b)
....................... 28,260 167,582
Dorman Products, Inc.
(b)
................ 3,392 353,989
Fox Factory Holding Corp.
(b)
.............. 5,326 87,666
Garrett Motion, Inc. ................... 21,423 389,256
Gentherm, Inc.
(b)
..................... 3,599 99,980
Goodyear Tire & Rubber Co. (The)
(b)
........ 34,327 227,588
Holley, Inc.
(b)
........................ 9,195 28,229
LCI Industries ....................... 2,918 358,856
Motorcar Parts of America, Inc.
(b)
.......... 1,589 17,574
Patrick Industries, Inc. ................. 4,017 446,168
Phinia, Inc. ......................... 4,618 316,056
Solid Power, Inc. , Class A
(a) (b)
............. 19,650 58,950
Standard Motor Products, Inc. ............ 2,520 87,545
Strattec Security Corp.
(b)
................ 484 37,917
Visteon Corp. ....................... 3,372 307,223
XPEL, Inc.
(b) (c)
....................... 3,166 140,127
3,842,480
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 21,032 5,780
Winnebago Industries, Inc. .............. 3,458 107,163
112,943
Banks — 9.7%
1st Source Corp. ..................... 2,310 159,875
ACNB Corp.
(a)
....................... 1,185 56,726
Amalgamated Financial Corp. ............ 2,771 107,709
Amerant Bancorp, Inc. , Class A ........... 4,430 97,637
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp ...................... 8,030 $ 626,260
Ames National Corp.
(a)
................. 1,111 31,352
Arrow Financial Corp. .................. 1,959 65,764
Associated Banc-Corp. ................. 20,517 530,570
Atlantic Union Bankshares Corp.
(a)
......... 17,333 619,481
Avidbank Holdings, Inc.
(b)
............... 398 11,343
Axos Financial, Inc.
(b)
.................. 6,693 569,507
Banc of California, Inc. ................. 15,836 278,397
BancFirst Corp. ...................... 2,579 279,821
Bancorp, Inc. (The)
(b)
.................. 5,037 270,638
Bank First Corp. ..................... 1,251 168,960
Bank of Hawaii Corp.
(a)
................. 4,837 359,147
Bank of Marin Bancorp ................. 1,663 42,623
Bank of NT Butterfield & Son Ltd. (The) ...... 5,124 268,908
Bank7 Corp. ........................ 616 24,566
BankUnited, Inc. ..................... 9,054 408,879
Bankwell Financial Group, Inc. ............ 1,001 48,569
Banner Corp.
(a)
...................... 4,081 247,635
Bar Harbor Bankshares ................ 1,956 63,472
BayCom Corp.
(a)
..................... 1,492 44,350
BCB Bancorp, Inc. .................... 2,193 19,693
Beacon Financial Corp. ................. 10,077 302,310
Blue Foundry Bancorp
(b)
................ 2,123 28,109
Blue Ridge Bankshares, Inc. ............. 7,738 32,500
Bridgewater Bancshares, Inc.
(b)
........... 2,907 51,454
Burke & Herbert Financial Services Corp. .... 1,721 107,201
Business First Bancshares, Inc. ........... 3,711 100,345
BV Financial, Inc.
(a) (b)
.................. 1,017 19,465
Byline Bancorp, Inc. ................... 3,956 124,891
C&F Financial Corp. ................... 384 28,009
California Bancorp .................... 3,023 53,568
Camden National Corp. ................ 2,013 95,517
Capital Bancorp, Inc. .................. 1,375 40,892
Capital City Bank Group, Inc. ............. 1,779 77,315
Capitol Federal Financial, Inc. ............ 15,065 107,413
Carter Bankshares, Inc.
(b)
............... 2,486 57,974
Cathay General Bancorp ................ 8,012 399,478
CB Financial Services, Inc.
(a)
............. 568 19,414
Central Pacific Financial Corp. ............ 3,151 100,706
CF Bankshares, Inc. ................... 446 12,448
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 383 13,367
Chemung Financial Corp. ............... 440 23,681
ChoiceOne Financial Services, Inc.
(a)
........ 1,845 51,881
Citizens & Northern Corp. ............... 1,779 39,743
Citizens Community Bancorp, Inc. ......... 1,098 21,740
Citizens Financial Services, Inc. ........... 646 39,503
City Holding Co. ..................... 1,720 205,574
Civista Bancshares, Inc. ................ 2,481 56,542
CNB Financial Corp. ................... 3,382 97,943
Coastal Financial Corp.
(b)
............... 1,501 114,226
CoastalSouth Bancshares, Inc. ........... 1,000 24,590
Colony Bankcorp, Inc. ................. 2,454 49,006
Columbia Financial, Inc.
(b)
............... 3,235 56,645
Commercial Bancgroup, Inc. ............. 656 17,069
Community Financial System, Inc. ......... 6,515 382,105
Community Trust Bancorp, Inc. ........... 2,021 122,715
Community West Bancshares ............ 2,248 52,378
ConnectOne Bancorp, Inc. .............. 5,780 154,731
Customers Bancorp, Inc.
(b)
............... 3,946 273,892
CVB Financial Corp.
(a)
.................. 16,009 310,415
Dime Community Bancshares, Inc.
(a)
........ 4,950 167,409
Eagle Bancorp Montana, Inc. ............. 876 18,028
Eagle Bancorp, Inc. ................... 3,499 87,020
Eagle Financial Services, Inc. ............ 495 17,315
Eastern Bankshares, Inc. ............... 26,251 513,470

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
ECB Bancorp, Inc.
(a) (b)
.................. 743 $ 12,430
Enterprise Financial Services Corp. ........ 4,501 243,549
Equity Bancshares, Inc. , Class A .......... 1,884 83,668
Esquire Financial Holdings, Inc.
(a)
.......... 922 99,115
Farmers & Merchants Bancorp, Inc. ........ 1,698 43,588
Farmers National Banc Corp. ............. 6,894 90,725
FB Bancorp, Inc.
(b)
.................... 1,312 18,027
FB Financial Corp.
(a)
................... 5,237 272,010
Fidelity D&D Bancorp, Inc. ............... 564 24,410
Financial Institutions, Inc. ............... 2,357 74,740
Finward Bancorp
(a)
.................... 359 13,032
Finwise Bancorp
(b)
.................... 1,092 17,319
First Bancorp
(a)
...................... 4,907 276,509
First BanCorp ....................... 19,046 406,823
First Bancorp, Inc. (The) ................ 1,391 38,990
First Bank .......................... 2,963 47,408
First Busey Corp. ..................... 10,182 257,299
First Business Financial Services, Inc. ....... 951 51,287
First Capital, Inc.
(a)
.................... 389 19,306
First Commonwealth Financial Corp. ........ 12,209 214,634
First Community Bankshares, Inc. ......... 2,023 83,995
First Community Corp. ................. 886 25,898
First Financial Bancorp ................. 12,385 345,294
First Financial Bankshares, Inc. ........... 16,396 482,862
First Financial Corp. ................... 1,378 87,090
First Foundation, Inc.
(a) (b)
................ 7,998 47,188
First Internet Bancorp .................. 1,061 21,623
First Interstate BancSystem, Inc. , Class A .... 10,628 354,975
First Merchants Corp. .................. 7,537 291,908
First Mid Bancshares, Inc. ............... 2,686 110,636
First National Corp. ................... 934 25,143
First United Corp. .................... 753 27,590
First Western Financial, Inc.
(b)
............ 917 22,540
Firstsun Capital Bancorp
(a) (b)
.............. 1,563 56,987
Five Star Bancorp .................... 1,944 73,328
Flagstar Bank NA ..................... 36,511 480,850
Flushing Financial Corp.
(a)
............... 4,190 64,358
Franklin Financial Services Corp. .......... 502 25,642
FS Bancorp, Inc. ..................... 752 29,020
Fulton Financial Corp. .................. 22,186 451,263
FVCBankcorp, Inc. .................... 1,733 26,324
GBank Financial Holdings, Inc.
(a) (b)
......... 1,137 30,426
German American Bancorp, Inc.
(a)
.......... 4,268 178,360
Glacier Bancorp, Inc.
(a)
................. 15,534 693,904
Great Southern Bancorp, Inc. ............. 1,039 65,592
Greene County Bancorp, Inc. ............. 786 17,614
Hancock Whitney Corp. ................ 10,252 651,925
Hanmi Financial Corp. ................. 3,597 94,817
Hanover Bancorp, Inc. ................. 535 11,551
Hawthorn Bancshares, Inc. .............. 709 23,886
HBT Financial, Inc. .................... 1,441 38,504
Heritage Commerce Corp. ............... 7,075 88,296
Heritage Financial Corp. ................ 4,119 107,094
Hilltop Holdings, Inc. ................... 5,368 192,282
Hingham Institution for Savings (The)
(a)
...... 194 55,453
Home Bancorp, Inc. ................... 875 53,007
Home BancShares, Inc. ................ 22,760 612,927
HomeTrust Bancshares, Inc. ............. 1,814 77,367
Hope Bancorp, Inc. ................... 14,317 159,921
Horizon Bancorp, Inc. .................. 5,512 91,334
Independent Bank Corp. ................ 8,360 532,446
International Bancshares Corp.
(a)
.......... 6,638 446,671
Investar Holding Corp. ................. 1,277 34,824
John Marshall Bancorp, Inc. ............. 1,610 32,651
Kearny Financial Corp. ................. 7,196 54,330
Security
Shares
Shares Value
Banks (continued)
Lakeland Financial Corp. ................ 3,080 $ 176,730
Landmark Bancorp, Inc.
(a)
............... 532 13,194
LCNB Corp. ........................ 1,811 28,233
LINKBANCORP, Inc. .................. 2,602 21,701
Live Oak Bancshares, Inc. ............... 4,442 146,897
MainStreet Bancshares, Inc. ............. 815 18,093
Mechanics Bancorp
(a)
.................. 5,890 86,877
Mercantile Bank Corp. ................. 2,049 103,474
Meridian Corp. ...................... 1,129 21,406
Metrocity Bankshares, Inc. .............. 2,420 69,381
Metropolitan Bank Holding Corp. .......... 1,167 97,199
Mid Penn Bancorp, Inc. ................. 2,254 72,489
Midland States Bancorp, Inc. ............. 2,142 47,788
MVB Financial Corp. .................. 1,276 31,683
National Bank Holdings Corp. , Class A ...... 4,514 176,768
National Bankshares, Inc. ............... 704 25,633
NB Bancorp, Inc. ..................... 4,977 104,865
NBT Bancorp, Inc. .................... 6,341 270,000
Nicolet Bankshares, Inc. ................ 2,250 334,395
Northeast Bank ...................... 904 101,582
Northeast Community Bancorp, Inc. ........ 1,375 32,725
Northfield Bancorp, Inc. ................ 4,170 56,462
Northpointe Bancshares, Inc. ............. 2,269 39,163
Northrim Bancorp, Inc. ................. 2,844 65,071
Northwest Bancshares, Inc. .............. 17,329 219,905
Norwood Financial Corp. ................ 849 24,978
Oak Valley Bancorp ................... 678 21,988
OceanFirst Financial Corp. .............. 7,154 129,058
OFG Bancorp ....................... 5,279 213,588
Ohio Valley Banc Corp.
(a)
................ 453 19,869
Old National Bancorp .................. 42,813 946,167
Old Second Bancorp, Inc. ............... 6,193 124,851
OP Bancorp ........................ 1,536 20,429
Orange County Bancorp, Inc. ............. 1,423 45,508
Origin Bancorp, Inc. ................... 3,583 148,551
Orrstown Financial Services, Inc.
(a)
......... 2,419 87,278
Park National Corp. ................... 1,829 298,950
Parke Bancorp, Inc. ................... 1,218 34,591
Pathward Financial, Inc. ................ 2,685 239,583
Patriot National Bancorp, Inc.
(a) (b)
.......... 7,917 10,213
PCB Bancorp ....................... 1,351 30,384
Peapack-Gladstone Financial Corp. ........ 1,955 68,836
Peoples Bancorp of North Carolina, Inc. ..... 608 23,809
Peoples Bancorp, Inc. ................. 4,326 142,196
Peoples Financial Services Corp. .......... 1,182 63,036
Pioneer Bancorp, Inc.
(a) (b)
................ 1,483 20,643
Plumas Bancorp ..................... 613 29,927
Ponce Financial Group, Inc.
(b)
............ 2,558 42,744
Preferred Bank ...................... 961 87,153
Primis Financial Corp. .................. 2,525 33,532
Princeton Bancorp, Inc. ................. 601 20,296
Provident Financial Services, Inc. .......... 15,008 317,569
QCR Holdings, Inc. ................... 1,952 166,798
RBB Bancorp ....................... 2,165 46,266
Red River Bancshares, Inc. .............. 655 59,238
Renasant Corp. ...................... 11,635 420,373
Republic Bancorp, Inc. , Class A ........... 1,050 74,077
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 799 12,321
Richmond Mutual Bancorp, Inc. ........... 998 13,543
Riverview Bancorp, Inc. ................ 2,353 12,942
S&T Bancorp, Inc. .................... 4,685 195,974
SB Financial Group, Inc. ................ 712 14,952
Seacoast Banking Corp. of Florida ......... 11,555 350,001
ServisFirst Bancshares, Inc. ............. 6,218 452,857
Shore Bancshares, Inc. ................. 4,023 75,150

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Sierra Bancorp ...................... 1,556 $ 52,780
Simmons First National Corp. , Class A ...... 17,628 342,865
SmartFinancial, Inc. ................... 1,722 67,296
Sound Financial Bancorp, Inc. ............ 218 9,529
South Plains Financial, Inc. .............. 1,415 59,288
Southern First Bancshares, Inc.
(b)
.......... 985 53,682
Southern Missouri Bancorp, Inc. ........... 1,201 76,792
Southside Bancshares, Inc. .............. 3,616 112,421
SR Bancorp, Inc. ..................... 839 14,162
Stellar Bancorp, Inc. ................... 5,780 211,606
Sterling Bancorp, Inc.
(a) (b) (d)
............... 3,482 —
Stock Yards Bancorp, Inc. ............... 3,156 209,211
Texas Capital Bancshares, Inc.
(b)
.......... 5,317 504,477
Third Coast Bancshares, Inc.
(b)
............ 1,756 66,429
Timberland Bancorp, Inc. ............... 953 37,577
Tompkins Financial Corp. ............... 1,641 129,376
Towne Bank ........................ 10,149 341,717
TriCo Bancshares .................... 3,726 177,134
Triumph Financial, Inc.
(b)
................ 2,684 160,127
TrustCo Bank Corp. ................... 2,175 95,221
Trustmark Corp.
(a)
.................... 6,787 286,004
UMB Financial Corp.
(a)
................. 8,867 1,000,109
Union Bankshares, Inc. ................. 404 9,825
United Bankshares, Inc.
(a)
............... 16,992 703,809
United Community Banks, Inc. ............ 14,787 465,643
United Security Bancshares
(a)
............ 1,513 15,902
Unity Bancorp, Inc. .................... 1,024 53,074
Univest Financial Corp. ................. 3,445 118,026
USCB Financial Holdings, Inc. , Class A ...... 1,251 23,194
Valley National Bancorp ................ 59,391 729,321
Virginia National Bankshares Corp. ......... 540 20,628
WaFd, Inc. ......................... 9,151 287,341
Washington Trust Bancorp, Inc. ........... 2,335 78,129
WesBanco, Inc. ...................... 11,461 395,290
West Bancorp, Inc. .................... 2,084 49,578
Westamerica Bancorp ................. 2,864 149,358
Western New England Bancorp, Inc. ........ 2,279 29,467
WSFS Financial Corp. ................. 6,541 428,174
34,922,939
Beverages — 0.1%
MGP Ingredients, Inc. .................. 1,691 31,098
National Beverage Corp.
(b)
............... 2,943 99,032
Vita Coco Co., Inc. (The)
(b)
............... 5,886 281,998
Zevia PBC , Class A
(b)
.................. 3,989 4,667
416,795
Biotechnology — 9.3%
4D Molecular Therapeutics, Inc.
(b)
.......... 4,716 43,906
Abeona Therapeutics, Inc.
(a) (b)
............ 5,553 24,877
Absci Corp.
(a) (b)
...................... 16,993 50,979
ACADIA Pharmaceuticals, Inc.
(b)
........... 15,349 341,669
Actuate Therapeutics, Inc.
(a) (b)
............. 1,419 3,888
ADC Therapeutics SA
(b)
................ 11,430 42,862
ADMA Biologics, Inc.
(b)
................. 27,941 251,748
Agios Pharmaceuticals, Inc.
(b)
............ 6,731 227,710
Akebia Therapeutics, Inc.
(b)
.............. 31,698 44,060
Aktis Oncology, Inc.
(a) (b)
................. 2,463 44,063
Aldeyra Therapeutics, Inc.
(b)
.............. 7,422 12,543
Alector, Inc.
(b)
....................... 9,171 19,718
Alkermes plc
(b)
....................... 19,577 692,243
Allogene Therapeutics, Inc.
(b)
............. 21,031 51,316
Altimmune, Inc.
(a) (b)
.................... 15,532 47,839
Amicus Therapeutics, Inc.
(b)
.............. 36,566 528,744
AnaptysBio, Inc.
(b)
.................... 2,293 127,170
Anavex Life Sciences Corp.
(b)
............. 10,612 32,579
Security
Shares
Shares Value
Biotechnology (continued)
Anika Therapeutics, Inc.
(b)
............... 1,826 $ 26,477
Annexon, Inc.
(b)
...................... 16,026 88,784
Apogee Therapeutics, Inc.
(b)
.............. 4,974 418,662
Arbutus Biopharma Corp.
(b)
.............. 18,532 83,394
Arcellx, Inc.
(b)
....................... 4,671 536,324
Arcturus Therapeutics Holdings, Inc.
(b)
....... 3,463 26,734
Arcus Biosciences, Inc.
(b)
................ 10,225 220,860
Arcutis Biotherapeutics, Inc.
(b)
............ 13,242 311,982
Ardelyx, Inc.
(b)
....................... 29,197 174,890
ArriVent Biopharma, Inc.
(a) (b)
.............. 3,638 83,929
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 16,353 1,025,333
ARS Pharmaceuticals, Inc.
(a) (b)
............ 6,948 55,792
Atrium Therapeutics, Inc.
(b)
.............. 1,426 19,066
aTyr Pharma, Inc.
(a) (b)
.................. 11,024 8,599
Aura Biosciences, Inc.
(b)
................ 5,714 38,227
Aurinia Pharmaceuticals, Inc.
(b)
............ 14,312 212,104
Avita Medical, Inc.
(a) (b)
.................. 1,233 4,562
Beam Therapeutics, Inc.
(b)
............... 11,719 279,264
Benitec Biopharma, Inc.
(a) (b)
.............. 2,721 28,979
Bicara Therapeutics, Inc.
(b)
.............. 3,736 74,309
BioCryst Pharmaceuticals, Inc.
(b)
........... 27,366 260,524
Biohaven Ltd.
(b)
...................... 14,197 120,107
Bridgebio Pharma, Inc.
(b)
................ 19,313 1,434,183
Bright Minds Biosciences, Inc.
(b)
........... 850 62,025
Candel Therapeutics, Inc.
(a) (b)
............. 5,529 27,092
Capricor Therapeutics, Inc.
(b)
............. 5,325 161,880
Cardiff Oncology, Inc.
(b)
................. 7,332 11,878
CareDx, Inc.
(b)
....................... 6,075 105,462
Cartesian Therapeutics, Inc.
(b)
............ 1,463 8,997
Catalyst Pharmaceuticals, Inc.
(b)
........... 14,241 352,607
Celcuity, Inc.
(b)
....................... 4,271 487,492
Celldex Therapeutics, Inc.
(b)
.............. 8,118 257,503
CG oncology, Inc.
(b)
................... 7,201 487,364
Cogent Biosciences, Inc.
(b)
............... 17,407 669,995
Coherus Oncology, Inc.
(b)
............... 12,395 20,948
Compass Therapeutics, Inc.
(b)
............ 16,228 85,846
Corvus Pharmaceuticals, Inc.
(b)
........... 7,814 114,319
CRISPR Therapeutics AG
(b)
.............. 11,098 527,932
Cullinan Therapeutics, Inc.
(b)
............. 6,409 91,072
Cytokinetics, Inc.
(a) (b)
................... 14,560 959,650
Day One Biopharmaceuticals, Inc.
(b)
........ 9,684 207,625
Denali Therapeutics, Inc.
(a) (b)
............. 17,298 332,122
Design Therapeutics, Inc.
(b)
.............. 2,801 29,803
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 4,501 30,472
Dianthus Therapeutics, Inc.
(b)
............. 4,370 366,730
Disc Medicine, Inc.
(b)
................... 3,336 213,304
Dyne Therapeutics, Inc.
(b)
............... 16,224 294,141
Editas Medicine, Inc.
(b)
................. 10,264 25,352
Eledon Pharmaceuticals, Inc.
(b)
............ 7,361 22,672
Emergent BioSolutions, Inc.
(b)
............ 6,877 57,079
Enanta Pharmaceuticals, Inc.
(b)
........... 3,346 42,260
Entrada Therapeutics, Inc.
(b)
............. 3,241 40,901
Erasca, Inc.
(b)
....................... 23,133 374,292
Evommune, Inc.
(a) (b)
................... 1,287 29,588
Fate Therapeutics, Inc.
(b)
................ 13,080 15,696
Fennec Pharmaceuticals, Inc.
(b)
........... 3,532 21,722
Foghorn Therapeutics, Inc.
(b)
............. 3,375 16,132
Geron Corp.
(b)
....................... 66,847 99,602
Gossamer Bio, Inc.
(b)
.................. 23,648 7,768
GRAIL, Inc.
(b)
....................... 4,340 224,291
Greenwich Lifesciences, Inc.
(a) (b)
........... 742 17,823
Gyre Therapeutics, Inc.
(b)
............... 899 6,266
Heron Therapeutics, Inc.
(a) (b)
.............. 19,468 15,576
Humacyte, Inc.
(a) (b)
.................... 15,975 9,692
Ideaya Biosciences, Inc.
(b)
............... 10,309 343,496

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ImmunityBio, Inc.
(a) (b)
................... 35,786 $ 274,479
Immunome, Inc.
(b)
.................... 12,408 271,363
Immunovant, Inc.
(b)
.................... 9,916 246,313
Inhibikase Therapeutics, Inc.
(b)
............ 12,924 21,712
Inhibrx Biosciences, Inc.
(b)
............... 1,172 78,794
Inmune Bio, Inc.
(a) (b)
................... 1,528 1,727
Intellia Therapeutics, Inc.
(b)
.............. 13,489 172,929
Iovance Biotherapeutics, Inc.
(b)
............ 41,074 144,170
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 18,314 64,282
Jade Biosciences, Inc.
(a)
................ 3,892 54,683
Janux Therapeutics, Inc.
(b)
............... 4,991 69,375
KalVista Pharmaceuticals, Inc.
(b)
........... 4,806 96,745
Keros Therapeutics, Inc.
(b)
............... 3,603 39,777
Kodiak Sciences, Inc.
(b)
................. 4,613 175,848
Korro Bio, Inc.
(b)
...................... 765 8,660
Krystal Biotech, Inc.
(a) (b)
................. 3,014 778,576
Kura Oncology, Inc.
(b)
.................. 10,147 82,495
Kymera Therapeutics, Inc.
(b)
.............. 6,934 577,533
Larimar Therapeutics, Inc.
(b)
.............. 5,281 23,764
Lexeo Therapeutics, Inc.
(b)
............... 7,741 44,433
Madrigal Pharmaceuticals, Inc.
(b)
.......... 2,080 1,088,818
MannKind Corp.
(b)
.................... 36,377 89,124
MapLight Therapeutics, Inc.
(b)
............. 2,067 42,022
MeiraGTx Holdings plc
(b)
................ 5,751 49,804
MiMedx Group, Inc.
(b)
.................. 14,839 58,614
Mineralys Therapeutics, Inc.
(b)
............ 5,763 156,120
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 5,156 476,311
Monopar Therapeutics, Inc.
(b)
............. 608 33,312
Monte Rosa Therapeutics, Inc.
(b)
........... 7,347 120,858
Myriad Genetics, Inc.
(b)
................. 11,251 50,629
Neurogene, Inc.
(b)
..................... 1,290 26,006
Nkarta, Inc.
(b)
........................ 6,676 14,086
Novavax, Inc.
(b)
...................... 18,036 146,813
Nurix Therapeutics, Inc.
(b)
............... 12,349 191,410
Nuvalent, Inc. , Class A
(b)
................ 6,079 622,794
Nuvectis Pharma, Inc.
(a) (b)
............... 1,577 12,190
Olema Pharmaceuticals, Inc.
(b)
............ 8,457 126,094
Organogenesis Holdings, Inc. , Class A
(b)
..... 8,338 19,761
ORIC Pharmaceuticals, Inc.
(b)
............ 8,342 105,693
Oruka Therapeutics, Inc.
(b)
............... 4,754 233,184
Palvella Therapeutics, Inc.
(b)
............. 952 118,667
Perspective Therapeutics, Inc.
(b)
........... 8,279 34,523
Praxis Precision Medicines, Inc.
(a) (b)
......... 3,140 1,011,677
Precigen, Inc.
(a) (b)
..................... 21,927 84,857
Prime Medicine, Inc.
(a) (b)
................ 12,638 43,980
Protagonist Therapeutics, Inc.
(a) (b)
.......... 7,073 745,494
Protalix BioTherapeutics, Inc.
(b)
........... 8,740 18,966
Protara Therapeutics, Inc.
(b)
.............. 6,087 31,713
Prothena Corp. plc
(b)
................... 5,403 52,517
PTC Therapeutics, Inc.
(b)
................ 9,568 651,868
Puma Biotechnology, Inc.
(b)
.............. 5,205 33,260
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 55,400 170,078
REGENXBIO, Inc.
(b)
................... 5,928 49,677
Relay Therapeutics, Inc.
(b)
............... 16,828 167,439
Replimune Group, Inc.
(b)
................ 8,509 65,094
Rezolute, Inc.
(b)
...................... 9,842 30,018
Rhythm Pharmaceuticals, Inc.
(b)
........... 6,424 558,695
Rigel Pharmaceuticals, Inc.
(b)
............. 2,179 58,920
Rocket Pharmaceuticals, Inc.
(b)
............ 9,571 34,264
Sana Biotechnology, Inc.
(a) (b)
............. 20,305 58,478
Savara, Inc.
(b)
....................... 17,523 95,676
Scholar Rock Holding Corp.
(a) (b)
........... 10,603 521,243
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 21,069 89,122
Sionna Therapeutics, Inc.
(a) (b)
............. 1,980 79,378
Soleno Therapeutics, Inc.
(b)
.............. 6,114 204,697
Security
Shares
Shares Value
Biotechnology (continued)
Solid Biosciences, Inc.
(b)
................ 6,511 $ 46,879
Spyre Therapeutics, Inc.
(a) (b)
.............. 8,489 428,185
Stoke Therapeutics, Inc.
(b)
............... 5,965 194,220
Syndax Pharmaceuticals, Inc.
(b)
........... 10,369 242,220
Tango Therapeutics, Inc.
(a) (b)
.............. 13,656 285,684
Taysha Gene Therapies, Inc.
(b)
............ 27,984 125,088
Tectonic Therapeutic, Inc.
(b)
.............. 1,392 43,027
Tevogen Bio Holdings, Inc.
(b)
............. 162 732
TG Therapeutics, Inc.
(b)
................. 17,532 582,413
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 1,557 21,409
Travere Therapeutics, Inc.
(b)
.............. 10,162 301,913
TriSalus Life Sciences, Inc.
(a) (b)
............ 3,651 14,604
TuHURA Biosciences, Inc.
(a) (b)
............ 4,077 7,298
Twist Bioscience Corp.
(b)
................ 7,458 354,404
Tyra Biosciences, Inc.
(b)
................ 3,211 122,981
Upstream Bio, Inc.
(b)
................... 4,040 36,360
UroGen Pharma Ltd.
(b)
................. 4,942 88,857
Vanda Pharmaceuticals, Inc.
(b)
............ 6,238 43,105
Vaxcyte, Inc.
(b)
....................... 15,076 876,066
Vera Therapeutics, Inc. , Class A
(b)
.......... 7,518 302,449
Veracyte, Inc.
(b)
...................... 9,464 304,835
Verastem, Inc.
(b)
...................... 8,700 46,110
Vericel Corp.
(b)
....................... 6,059 194,918
Vir Biotechnology, Inc.
(b)
................ 11,321 101,436
Viridian Therapeutics, Inc.
(b)
.............. 9,870 193,057
Voyager Therapeutics, Inc.
(b)
............. 6,065 23,411
Xencor, Inc.
(b)
....................... 8,675 104,621
Xenon Pharmaceuticals, Inc.
(b)
............ 10,436 606,853
XOMA Royalty Corp.
(b)
................. 1,190 37,330
Zenas Biopharma, Inc.
(a) (b)
............... 2,876 56,226
Zymeworks, Inc.
(b)
.................... 6,058 151,692
33,237,451
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 3,164 37,651
Kohl's Corp.
(a)
....................... 13,432 173,273
Savers Value Village, Inc.
(b)
.............. 4,702 34,983
245,907
Building Products — 1.5%
American Woodmark Corp.
(b)
............. 1,831 72,929
Apogee Enterprises, Inc. ................ 2,506 84,051
AZZ, Inc. .......................... 3,594 449,717
CSW Industrials, Inc.
(a)
................. 1,938 505,004
Gibraltar Industries, Inc.
(b)
............... 3,674 146,482
Griffon Corp. ........................ 4,684 340,433
Insteel Industries, Inc. .................. 2,323 78,076
Janus International Group, Inc.
(b)
.......... 16,621 85,598
JELD-WEN Holding, Inc.
(a) (b)
.............. 10,869 13,478
Masterbrand, Inc.
(b)
................... 15,945 132,503
Modine Manufacturing Co.
(b)
............. 6,367 1,379,793
Quanex Building Products Corp. ........... 5,463 98,170
Resideo Technologies, Inc.
(b)
............. 15,617 526,449
Tecnoglass, Inc. ...................... 3,328 148,262
UFP Industries, Inc.
(a)
.................. 7,139 657,645
Zurn Elkay Water Solutions Corp. .......... 18,241 817,927
5,536,517
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 3,203 174,307
AlTi Global, Inc. , Class A
(b)
............... 4,393 15,903
Artisan Partners Asset Management, Inc. , Class
A ............................. 7,653 278,493
Bakkt, Inc. , Class A
(a) (b)
................. 1,704 12,541
BGC Group, Inc. , Class A ............... 44,224 432,511
Cohen & Steers, Inc. .................. 3,378 211,294

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Diamond Hill Investment Group, Inc. ........ 286 $ 49,221
DigitalBridge Group, Inc. , Class A .......... 21,767 335,647
Donnelley Financial Solutions, Inc.
(b)
........ 3,109 146,558
GCM Grosvenor, Inc. , Class A ............ 7,443 72,941
Innventure, Inc.
(b)
..................... 6,095 23,832
Marex Group plc ..................... 6,733 300,157
Miami International Holdings, Inc.
(b)
......... 2,899 112,829
Moelis & Co. , Class A
(a)
................. 7,865 448,305
Open Lending Corp.
(b)
.................. 12,437 15,546
Patria Investments Ltd. , Class A
(a)
.......... 7,800 98,280
Perella Weinberg Partners , Class C ........ 7,832 142,229
Piper Sandler Cos. .................... 8,700 665,985
PJT Partners, Inc. , Class A .............. 2,808 392,334
Ridgepost Capital, Inc. , Class A ........... 6,700 48,642
Siebert Financial Corp.
(a) (b)
............... 2,202 4,228
Silvercrest Asset Management Group, Inc. , Class
A ............................. 1,151 15,469
StepStone Group, Inc. , Class A ........... 8,451 403,282
StoneX Group, Inc.
(a) (b)
................. 9,106 734,399
Value Line, Inc. ...................... 105 3,706
Victory Capital Holdings, Inc. , Class A ....... 5,496 359,878
Virtus Investment Partners, Inc. ........... 827 111,107
Wealthfront Corp.
(b)
................... 4,094 37,870
Webull Corp.
(b)
....................... 33,588 161,222
Westwood Holdings Group, Inc. ........... 913 15,037
WisdomTree, Inc. ..................... 15,484 225,447
6,049,200
Chemicals — 1.6%
AdvanSix, Inc. ....................... 3,495 85,278
American Vanguard Corp.
(b)
.............. 3,269 8,140
Arq, Inc.
(b)
.......................... 3,418 8,750
Ascent Industries Co.
(b)
................. 919 12,232
ASP Isotopes, Inc.
(a) (b)
.................. 13,773 60,877
Aspen Aerogels, Inc.
(b)
................. 8,944 30,588
Avient Corp. ........................ 11,097 402,821
Balchem Corp. ...................... 3,943 668,260
Cabot Corp. ........................ 6,335 477,089
Chemours Co. (The) ................... 18,216 401,298
Core Molding Technologies, Inc.
(b)
.......... 1,056 23,654
Ecovyst, Inc.
(b)
....................... 13,633 175,320
Flotek Industries, Inc.
(b)
................. 1,815 30,801
Hawkins, Inc. ....................... 2,350 360,960
HB Fuller Co. ....................... 6,574 405,484
Ingevity Corp.
(b)
...................... 4,335 308,782
Innospec, Inc. ....................... 2,904 212,050
Intrepid Potash, Inc.
(b)
.................. 1,219 52,137
Koppers Holdings, Inc. ................. 2,456 94,998
Kronos Worldwide, Inc. ................. 2,594 17,043
LSB Industries, Inc.
(b)
.................. 6,852 102,095
Mativ Holdings, Inc. ................... 6,952 60,482
Minerals Technologies, Inc. .............. 3,696 262,120
Orion SA .......................... 7,287 47,366
Perimeter Solutions, Inc.
(b)
............... 16,703 407,887
PureCycle Technologies, Inc.
(b)
............ 16,436 85,303
Quaker Chemical Corp. ................ 1,657 205,849
Rayonier Advanced Materials, Inc.
(b)
........ 7,618 84,331
Sensient Technologies Corp. ............. 5,193 448,883
Solesence, Inc.
(a) (b)
.................... 2,255 2,139
Stepan Co. ......................... 2,694 134,646
Trinseo plc
(a)
........................ 4,253 447
Tronox Holdings plc ................... 15,043 146,970
Valhi, Inc. .......................... 210 3,003
5,828,083
Security
Shares
Shares Value
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. ................... 7,468 $ 287,667
ACCO Brands Corp. ................... 11,547 34,641
ACV Auctions, Inc. , Class A
(b)
............. 21,234 90,032
BrightView Holdings, Inc.
(b)
.............. 8,817 103,953
Brink's Co. (The)
(a)
.................... 5,024 520,637
Casella Waste Systems, Inc. , Class A
(b)
...... 7,560 599,810
Cimpress plc
(b)
....................... 2,125 155,125
CompX International, Inc. , Class A ......... 293 6,845
CoreCivic, Inc.
(b)
..................... 12,433 235,108
Deluxe Corp. ........................ 5,398 148,661
Ennis, Inc. ......................... 2,514 53,850
Enviri Corp.
(b)
....................... 9,407 184,565
GEO Group, Inc. (The)
(b)
................ 16,137 271,263
Healthcare Services Group, Inc.
(b)
.......... 8,677 160,958
HNI Corp. .......................... 8,417 281,044
Interface, Inc. ....................... 7,115 177,306
Liquidity Services, Inc.
(a) (b)
............... 2,932 89,631
MillerKnoll, Inc. ...................... 8,416 121,695
Mobile Infrastructure Corp.
(a) (b)
............ 2,342 5,246
Montrose Environmental Group, Inc.
(b)
....... 4,006 87,691
NL Industries, Inc. .................... 1,159 6,757
OPENLANE, Inc.
(b)
.................... 12,620 367,873
Perma-Fix Environmental Services, Inc.
(a) (b)
... 2,484 26,554
Pitney Bowes, Inc.
(a)
................... 13,420 148,291
Quad/Graphics, Inc. , Class A ............. 4,043 26,724
UniFirst Corp. ....................... 1,772 445,818
Vestis Corp.
(b)
....................... 11,022 86,633
Virco Mfg. Corp. ..................... 1,322 8,091
4,732,469
Communications Equipment — 1.2%
(b)
ADTRAN Holdings, Inc. ................ 9,013 113,383
Applied Optoelectronics, Inc. ............. 8,049 680,865
Aviat Networks, Inc. ................... 1,387 31,360
BK Technologies Corp. ................. 346 25,822
Calix, Inc. .......................... 7,416 363,310
Clearfield, Inc. ....................... 1,540 40,764
Digi International, Inc. .................. 4,586 221,045
Extreme Networks, Inc. ................. 16,610 250,479
Harmonic, Inc. ....................... 13,019 116,911
Inseego Corp.
(a)
...................... 1,586 17,636
NETGEAR, Inc. ...................... 3,357 73,317
NetScout Systems, Inc. ................. 8,864 281,786
Ribbon Communications, Inc. ............ 11,507 24,395
Viasat, Inc. ......................... 14,995 686,771
Viavi Solutions, Inc. ................... 28,033 932,938
Vistance Networks, Inc. ................. 26,873 489,089
4,349,871
Construction & Engineering — 2.8%
Ameresco, Inc. , Class A
(b)
............... 4,007 102,179
Arcosa, Inc. ........................ 5,960 632,594
Argan, Inc. ......................... 1,644 895,405
Bowman Consulting Group Ltd.
(b)
.......... 1,682 47,836
Cardinal Infrastructure Group, Inc. , Class A
(b)
.. 883 35,015
Centuri Holdings, Inc.
(b)
................. 10,643 310,882
Concrete Pumping Holdings, Inc.
(b)
......... 2,502 17,864
Construction Partners, Inc. , Class A
(b)
....... 5,782 642,496
Dycom Industries, Inc.
(b)
................ 3,552 1,203,489
Fluor Corp.
(b)
........................ 19,594 914,060
Granite Construction, Inc.
(a)
.............. 5,332 639,200
Great Lakes Dredge & Dock Corp.
(b)
........ 7,941 134,997
IES Holdings, Inc.
(a) (b)
.................. 1,095 521,735
Legence Corp. , Class A
(a) (b)
.............. 4,553 257,062
Limbach Holdings, Inc.
(b)
................ 1,355 105,758
Matrix Service Co.
(b)
................... 3,358 38,550

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(b)
.................... 1,883 $ 531,609
NWPX Infrastructure, Inc.
(b)
.............. 1,112 86,580
Orion Group Holdings, Inc.
(b)
............. 4,926 53,693
Primoris Services Corp. ................ 6,584 941,775
Southland Holdings, Inc.
(b)
............... 1,020 1,326
Sterling Infrastructure, Inc.
(b)
............. 3,632 1,479,205
Tutor Perini Corp. .................... 5,501 424,622
10,017,932
Construction Materials — 0.2%
Knife River Corp.
(b)
.................... 6,912 564,365
Smith-Midland Corp.
(a) (b)
................ 314 10,214
Titan America SA ..................... 3,005 45,015
United States Lime & Minerals, Inc. ......... 1,311 171,230
790,824
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(b)
.............. 678 35,575
Bread Financial Holdings, Inc. ............ 2,998 224,520
Consumer Portfolio Services, Inc.
(a) (b)
........ 1,480 11,440
Dave, Inc. , Class A
(b)
.................. 1,280 222,835
Encore Capital Group, Inc.
(b)
............. 2,620 183,714
Enova International, Inc.
(b)
............... 2,895 393,228
FirstCash Holdings, Inc.
(a)
............... 4,838 909,544
Green Dot Corp. , Class A
(b)
.............. 6,513 73,076
Jefferson Capital, Inc. .................. 2,673 51,402
LendingClub Corp.
(b)
................... 14,168 202,886
LendingTree, Inc.
(b)
.................... 1,363 58,445
Medallion Financial Corp. ............... 2,508 21,468
Navient Corp. ....................... 8,005 65,481
Nelnet, Inc. , Class A ................... 1,579 203,628
NerdWallet, Inc. , Class A
(b)
............... 5,180 53,768
Oportun Financial Corp.
(b)
............... 4,238 19,537
OppFi, Inc. , Class A ................... 3,006 23,176
PRA Group, Inc.
(b)
.................... 4,717 82,548
PROG Holdings, Inc. .................. 4,875 139,864
Regional Management Corp. ............. 1,200 38,700
Upstart Holdings, Inc.
(b)
................. 10,421 267,299
Vroom, Inc.
(b)
........................ 338 4,499
World Acceptance Corp.
(b)
............... 270 36,461
3,323,094
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 3,929 282,024
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 4,441 264,017
Grocery Outlet Holding Corp.
(b)
............ 11,961 84,325
HF Foods Group, Inc.
(a) (b)
................ 5,136 9,502
Ingles Markets, Inc. , Class A ............. 1,846 165,937
Natural Grocers by Vitamin Cottage, Inc. ..... 1,621 41,903
PriceSmart, Inc.
(a)
..................... 3,153 474,526
United Natural Foods, Inc.
(b)
.............. 7,179 323,486
Village Super Market, Inc. , Class A ......... 1,200 50,676
Weis Markets, Inc. .................... 1,597 109,219
1,805,615
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 17,892 72,463
Greif, Inc. , Class A .................... 2,847 190,949
Greif, Inc. , Class B
(a)
................... 626 54,800
Myers Industries, Inc. .................. 4,635 98,169
O-I Glass, Inc.
(b)
...................... 18,865 198,271
Ranpak Holdings Corp. , Class A
(b)
......... 5,649 20,167
TriMas Corp. ........................ 3,896 140,022
774,841
Security
Shares
Shares Value
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(b)
....... 3,017 $ 136,912
Gold.com, Inc. ....................... 2,439 97,755
Weyco Group, Inc. .................... 685 21,954
256,621
Diversified Consumer Services — 1.2%
American Public Education, Inc.
(b)
.......... 2,090 118,879
Carriage Services, Inc. ................. 1,780 81,275
Coursera, Inc.
(b)
...................... 17,586 102,350
Covista, Inc.
(b)
....................... 4,135 476,559
Driven Brands Holdings, Inc.
(b)
............ 7,562 95,357
European Wax Center, Inc. , Class A
(b)
....... 4,196 24,253
Frontdoor, Inc.
(b)
...................... 8,824 466,437
Graham Holdings Co. , Class B ............ 389 411,274
KinderCare Learning Cos., Inc.
(b)
.......... 4,163 9,159
Laureate Education, Inc.
(b)
............... 15,604 543,643
Lincoln Educational Services Corp.
(b)
........ 3,689 150,069
Matthews International Corp. , Class A ....... 3,699 95,508
McGraw Hill, Inc.
(b)
.................... 3,545 48,566
Mister Car Wash, Inc.
(b)
................. 11,736 81,800
Nerdy, Inc.
(a) (b)
....................... 8,498 6,936
OneSpaWorld Holdings Ltd. .............. 12,144 278,705
Perdoceo Education Corp. ............... 7,952 295,894
Phoenix Education Partners, Inc.
(a)
......... 474 14,912
Strategic Education, Inc. ................ 2,713 225,070
Stride, Inc.
(b)
........................ 5,080 447,904
Udemy, Inc.
(b)
....................... 12,328 56,955
Universal Technical Institute, Inc.
(b)
......... 5,729 206,817
4,238,322
Diversified REITs — 0.5%
AH Realty Trust, Inc. .................. 9,719 53,454
Alpine Income Property Trust, Inc. ......... 1,913 34,434
American Assets Trust, Inc. .............. 6,795 125,096
Broadstone Net Lease, Inc. .............. 23,344 426,495
CTO Realty Growth, Inc. ................ 3,560 65,824
Essential Properties Realty Trust, Inc. ....... 24,128 732,526
Gladstone Commercial Corp. ............. 5,848 66,843
Global Net Lease, Inc. ................. 24,052 225,127
Modiv Industrial, Inc. , Class C ............ 1,149 16,454
NexPoint Diversified Real Estate Trust
(a)
..... 5,226 24,405
1,770,658
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
....................... 1,330 50,793
ATN International, Inc. ................. 1,274 34,678
Bandwidth, Inc. , Class A
(b)
............... 3,238 57,701
Cogent Communications Holdings, Inc. ...... 5,702 107,426
Globalstar, Inc.
(b)
..................... 6,190 411,140
IDT Corp. , Class B .................... 2,067 101,490
Liberty Latin America Ltd. , Class A
(b)
........ 5,114 44,185
Liberty Latin America Ltd. , Class C
(b)
........ 14,590 128,684
Lumen Technologies, Inc.
(b)
.............. 115,826 804,991
Shenandoah Telecommunications Co. ....... 6,218 95,881
Uniti Group, Inc. ..................... 20,367 191,042
2,028,011
Electric Utilities — 0.9%
Genie Energy Ltd. , Class B .............. 2,687 37,994
Hawaiian Electric Industries, Inc.
(b)
......... 19,701 292,363
MGE Energy, Inc. ..................... 4,511 348,655
Oklo, Inc. , Class A
(a) (b)
.................. 14,844 736,114
Otter Tail Corp.
(a)
..................... 4,766 418,312
Portland General Electric Co. ............. 13,802 728,332
TXNM Energy, Inc. .................... 12,177 711,867
3,273,637

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 3.0%
Allient, Inc. ......................... 1,825 $ 107,839
American Superconductor Corp.
(b)
......... 5,477 185,396
Amprius Technologies, Inc.
(b)
............. 14,101 237,743
Array Technologies, Inc.
(b)
............... 19,189 138,736
Atkore, Inc. ......................... 4,038 237,879
Bloom Energy Corp. , Class A
(b)
............ 26,583 3,601,731
EnerSys ........................... 4,477 777,744
Enovix Corp.
(a) (b)
...................... 23,208 120,217
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 38,016 188,559
Fluence Energy, Inc. , Class A
(b)
........... 8,698 119,684
Hyliion Holdings Corp.
(a) (b)
............... 16,073 28,288
KULR Technology Group, Inc.
(a) (b)
.......... 4,145 9,824
LSI Industries, Inc. .................... 3,146 58,516
NANO Nuclear Energy, Inc.
(b)
............. 4,941 101,192
Net Power, Inc. , Class A
(a) (b)
.............. 2,585 4,033
Nextpower, Inc. , Class A
(a) (b)
.............. 17,745 2,139,160
NuScale Power Corp. , Class A
(b)
........... 19,287 209,071
Plug Power, Inc.
(b)
.................... 160,800 363,408
Powell Industries, Inc. .................. 1,167 631,440
Power Solutions International, Inc.
(a) (b)
....... 1,058 64,411
Preformed Line Products Co. ............. 290 78,517
Shoals Technologies Group, Inc. , Class A
(b)
... 20,232 133,127
SKYX Platforms Corp.
(a) (b)
............... 7,983 8,941
SunPower, Inc.
(a) (b)
.................... 7,021 8,917
Sunrun, Inc.
(b)
....................... 27,527 373,266
T1 Energy, Inc.
(b)
..................... 24,727 108,552
Thermon Group Holdings, Inc.
(b)
........... 3,944 198,778
Vicor Corp.
(b)
........................ 2,798 450,478
10,685,447
Electronic Equipment, Instruments & Components — 3.7%
908 Devices, Inc.
(b)
.................... 3,971 24,303
Advanced Energy Industries, Inc. .......... 4,596 1,483,175
Aeva Technologies, Inc.
(b)
............... 4,670 61,457
Arlo Technologies, Inc.
(a) (b)
............... 12,583 179,056
Badger Meter, Inc. .................... 3,574 544,499
Bel Fuse, Inc. , Class A ................. 231 41,626
Bel Fuse, Inc. , Class B ................. 1,277 252,821
Belden, Inc. ........................ 4,811 552,447
Benchmark Electronics, Inc. ............. 4,237 237,526
Climb Global Solutions, Inc.
(a)
............. 2,140 42,415
CTS Corp.
(a)
........................ 3,610 172,414
Daktronics, Inc.
(b)
..................... 4,818 94,192
ePlus, Inc. ......................... 3,259 245,240
Evolv Technologies Holdings, Inc.
(b)
......... 18,705 113,165
Fabrinet
(b)
.......................... 4,395 2,292,080
Frequency Electronics, Inc.
(b)
............. 809 35,806
Insight Enterprises, Inc.
(b)
............... 3,631 243,313
Itron, Inc.
(b)
......................... 5,585 500,584
Kimball Electronics, Inc.
(b)
............... 3,059 72,468
Knowles Corp.
(b)
..................... 10,312 264,812
Methode Electronics, Inc. ............... 4,365 24,095
MicroVision, Inc.
(a) (b)
................... 35,930 23,038
Mirion Technologies, Inc. , Class A
(b)
........ 28,903 537,307
M-Tron Industries, Inc.
(b)
................ 307 20,523
Napco Security Technologies, Inc.
(a)
........ 4,158 163,784
Neonode, Inc.
(b)
...................... 1,336 1,870
nLight, Inc.
(b)
........................ 5,718 326,040
Novanta, Inc.
(b)
...................... 4,345 513,188
OSI Systems, Inc.
(b)
................... 1,912 507,655
Ouster, Inc.
(b)
........................ 6,928 127,267
PC Connection, Inc. ................... 1,428 83,481
Plexus Corp.
(b)
....................... 3,229 654,002
Powerfleet, Inc.
(b)
..................... 15,743 48,488
Richardson Electronics Ltd. .............. 1,438 15,746
Rogers Corp.
(b)
...................... 2,191 235,160
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp.
(a) (b)
.................... 6,450 $ 836,178
ScanSource, Inc.
(b)
.................... 2,796 101,495
TTM Technologies, Inc.
(b)
................ 12,455 1,213,366
Vishay Intertechnology, Inc. .............. 14,588 262,584
Vishay Precision Group, Inc.
(b)
............ 1,433 62,221
Vuzix Corp.
(b)
........................ 8,205 18,954
13,229,841
Energy Equipment & Services — 2.6%
Archrock, Inc. ....................... 20,978 730,034
Atlas Energy Solutions, Inc. .............. 9,116 119,602
Borr Drilling Ltd.
(b)
.................... 34,835 200,998
Bristow Group, Inc. ................... 3,584 168,054
Cactus, Inc. , Class A .................. 8,381 397,008
Core Laboratories, Inc. ................. 5,761 96,727
DMC Global, Inc.
(b)
.................... 2,184 11,379
Energy Services of America Corp. ......... 1,486 19,511
Expro Group Holdings NV
(b)
.............. 9,904 172,429
Flowco Holdings, Inc. , Class A ............ 2,770 57,062
Forum Energy Technologies, Inc.
(b)
......... 1,340 78,604
Helix Energy Solutions Group, Inc.
(b)
........ 16,451 162,700
Helmerich & Payne, Inc. ................ 11,889 428,361
Innovex International, Inc.
(b)
.............. 4,676 114,048
Kodiak Gas Services, Inc. ............... 10,141 591,423
Liberty Energy, Inc. , Class A ............. 19,144 551,347
Mammoth Energy Services, Inc.
(b)
.......... 2,727 6,681
Nabors Industries Ltd.
(b)
................ 1,771 152,412
National Energy Services Reunited Corp.
(b)
... 8,125 174,444
Natural Gas Services Group, Inc. .......... 1,321 49,855
Noble Corp. plc ...................... 15,316 751,556
Oceaneering International, Inc.
(b)
.......... 12,027 426,598
Oil States International, Inc.
(b)
............. 6,819 79,373
Patterson-UTI Energy, Inc. .............. 42,106 456,008
ProFrac Holding Corp. , Class A
(b)
.......... 2,784 17,261
ProPetro Holding Corp.
(b)
................ 11,874 171,104
Ranger Energy Services, Inc. , Class A ....... 2,383 40,845
RPC, Inc. .......................... 10,531 74,559
SEACOR Marine Holdings, Inc.
(b)
.......... 2,854 20,435
Seadrill Ltd.
(b)
....................... 7,674 349,167
Select Water Solutions, Inc. , Class A ........ 11,603 177,526
Solaris Energy Infrastructure, Inc. , Class A .... 5,623 317,756
TETRA Technologies, Inc.
(b)
.............. 15,972 136,081
Tidewater, Inc.
(b)
..................... 5,985 500,047
Transocean Ltd.
(a) (b)
................... 113,375 751,676
Valaris Ltd.
(b)
........................ 7,584 743,535
9,296,206
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 62,459 61,210
Atlanta Braves Holdings, Inc. , Class A
(b)
...... 913 43,048
Atlanta Braves Holdings, Inc. , Class C
(b)
..... 5,482 234,081
Cinemark Holdings, Inc. ................ 12,998 370,703
CuriosityStream, Inc. , Class A
(a)
........... 4,036 11,947
Gaia, Inc. , Class A
(b)
................... 2,008 5,562
IMAX Corp.
(b)
....................... 5,221 198,450
Lionsgate Studios Corp.
(b)
............... 25,265 242,292
Madison Square Garden Entertainment Corp.
(b)
. 4,785 281,884
Marcus Corp. (The) ................... 2,515 43,183
Meridian Holdings, Inc.
(b)
................ 286 2,065
Playstudios, Inc. , Class A
(b)
.............. 11,111 5,213
Playtika Holding Corp. ................. 7,222 20,077
Reservoir Media, Inc.
(b)
................. 2,375 23,251
Sphere Entertainment Co. , Class A
(b)
........ 3,317 389,416
Starz Entertainment Corp. ............... 1,580 18,170

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Vivid Seats, Inc. , Class A
(b)
.............. 523 $ 3,091
1,953,643
Financial Services — 2.0%
Acacia Research Corp.
(b)
................ 4,540 21,837
Alerus Financial Corp. ................. 2,933 69,541
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 3,569 182,305
Better Home & Finance Holding Co.
(b)
....... 777 27,677
Burford Capital Ltd. ................... 25,178 113,805
Cannae Holdings, Inc. ................. 5,495 62,478
Cantaloupe, Inc.
(b)
.................... 6,923 74,838
Cass Information Systems, Inc. ........... 1,665 73,293
Compass Diversified Holdings ............ 8,490 66,731
Enact Holdings, Inc. ................... 3,495 142,631
Essent Group Ltd. .................... 11,305 660,664
EVERTEC, Inc. ...................... 8,110 228,864
Federal Agricultural Mortgage Corp. , Class C .. 1,146 170,009
Finance of America Cos., Inc. , Class A
(b)
..... 571 9,479
Flywire Corp.
(b)
...................... 14,436 168,035
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(a)
..................... 15,035 552,536
International Money Express, Inc.
(b)
......... 3,487 55,095
Jackson Financial, Inc. , Class A ........... 8,272 874,516
loanDepot, Inc. , Class A
(b)
............... 10,301 14,627
Marqeta, Inc. , Class A
(b)
................ 45,168 184,285
Merchants Bancorp ................... 3,058 131,219
NCR Atleos Corp.
(b)
................... 8,924 388,908
NewtekOne, Inc. ..................... 2,831 31,000
NMI Holdings, Inc. , Class A
(b)
............. 9,318 349,518
Onity Group, Inc.
(b)
.................... 821 32,241
Pagseguro Digital Ltd. , Class A ........... 21,628 216,713
Payoneer Global, Inc.
(b)
................. 35,245 170,233
Paysafe Ltd.
(b)
....................... 4,133 28,146
Paysign, Inc.
(b)
....................... 4,836 28,532
PennyMac Financial Services, Inc. ......... 3,616 316,038
Priority Technology Holdings, Inc.
(b)
......... 3,062 14,453
Radian Group, Inc. .................... 16,569 548,103
Remitly Global, Inc.
(b)
.................. 20,948 328,255
Repay Holdings Corp. , Class A
(b)
.......... 9,543 24,812
Security National Financial Corp. , Class A
(a) (b)
.. 1,934 18,334
Sezzle, Inc.
(b)
....................... 2,005 126,896
StoneCo Ltd. , Class A
(b)
................ 30,897 436,266
SWK Holdings Corp. .................. 413 7,025
Velocity Financial, Inc.
(b)
................ 1,524 27,569
Walker & Dunlop, Inc. .................. 4,029 178,807
Waterstone Financial, Inc. ............... 1,736 31,300
7,187,614
Food Products — 0.6%
Alico, Inc. .......................... 763 31,481
B&G Foods, Inc.
(a)
.................... 9,933 47,778
Beyond Meat, Inc.
(a) (b)
.................. 45,149 31,677
BRC, Inc. , Class A
(a) (b)
.................. 13,169 10,222
Calavo Growers, Inc. .................. 2,114 54,520
Cal-Maine Foods, Inc.
(a)
................ 5,282 418,070
Dole plc ........................... 7,809 111,591
Forafric Global plc
(a) (b)
.................. 802 7,739
Fresh Del Monte Produce, Inc. ............ 3,976 160,074
Hain Celestial Group, Inc. (The)
(b)
.......... 11,083 7,734
J & J Snack Foods Corp. ................ 1,771 140,387
John B Sanfilippo & Son, Inc. ............. 977 77,505
Lifeway Foods, Inc.
(b)
.................. 701 13,557
Limoneira Co. ....................... 1,958 26,276
Mama's Creations, Inc.
(b)
................ 4,650 71,331
Marzetti Co. (The) .................... 2,464 340,845
Security
Shares
Shares Value
Food Products (continued)
Mission Produce, Inc.
(b)
................. 5,189 $ 71,401
Seneca Foods Corp. , Class A
(b)
........... 591 89,312
Simply Good Foods Co. (The)
(b)
........... 10,163 145,839
SunOpta, Inc.
(b)
...................... 12,205 79,088
Tootsie Roll Industries, Inc. .............. 2,213 94,560
Utz Brands, Inc. , Class A ................ 9,103 72,096
Vital Farms, Inc.
(b)
.................... 4,333 61,182
Westrock Coffee Co.
(a) (b)
................ 4,220 17,935
2,182,200
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A ...... 14,599 576,952
Chesapeake Utilities Corp. .............. 2,877 363,566
New Jersey Resources Corp. ............. 12,314 676,285
Northwest Natural Holding Co. ............ 5,139 273,498
ONE Gas, Inc. ....................... 7,372 634,950
RGC Resources, Inc. .................. 893 19,691
Southwest Gas Holdings, Inc. ............ 8,323 723,269
Spire, Inc. .......................... 7,075 640,571
3,908,782
Ground Transportation — 0.3%
ArcBest Corp. ....................... 2,701 265,670
Covenant Logistics Group, Inc. , Class A
(a)
.... 1,658 45,015
FTAI Infrastructure, Inc.
(a)
............... 12,932 63,884
Heartland Express, Inc. ................. 5,670 58,968
Hertz Global Holdings, Inc.
(a) (b)
............ 15,624 72,027
Marten Transport Ltd. .................. 7,258 95,297
PAMT Corp.
(a) (b)
...................... 707 5,974
Proficient Auto Logistics, Inc.
(b)
............ 2,541 17,228
RXO, Inc.
(b)
......................... 19,834 289,973
Universal Logistics Holdings, Inc.
(a)
......... 814 17,208
Werner Enterprises, Inc. ................ 6,858 201,694
1,132,938
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.
(b)
....................... 11,215 4,353
Acme United Corp.
(a)
.................. 399 17,919
Alphatec Holdings, Inc.
(b)
................ 14,668 159,588
AngioDynamics, Inc.
(b)
................. 4,144 47,117
Anteris Technologies Global Corp.
(b)
........ 9,592 53,236
Artivion, Inc.
(b)
....................... 5,174 189,472
AtriCure, Inc.
(b)
...................... 5,867 167,385
Avanos Medical, Inc.
(b)
................. 5,814 81,454
AxoGen, Inc.
(b)
....................... 5,858 194,076
Beta Bionics, Inc.
(a) (b)
.................. 4,738 47,475
Bioventus, Inc. , Class A
(b)
............... 6,133 55,994
Butterfly Network, Inc. , Class A
(b)
.......... 24,314 98,229
CapsoVision, Inc.
(a) (b)
.................. 3,214 23,430
Carlsmed, Inc.
(a) (b)
.................... 720 6,516
Ceribell, Inc.
(b)
....................... 3,136 57,483
Cerus Corp.
(b)
....................... 23,654 43,050
ClearPoint Neuro, Inc.
(a) (b)
............... 3,294 29,975
CONMED Corp. ...................... 3,898 137,833
CVRx, Inc.
(a) (b)
....................... 2,098 19,847
Delcath Systems, Inc.
(b)
................. 3,808 35,338
Electromed, Inc.
(b)
.................... 860 20,133
Embecta Corp. ...................... 7,296 64,497
Enovis Corp.
(b)
....................... 6,829 155,360
Glaukos Corp.
(a) (b)
..................... 6,784 730,365
Haemonetics Corp.
(b)
.................. 5,698 321,139
ICU Medical, Inc.
(b)
.................... 2,976 384,350
Inogen, Inc.
(b)
....................... 2,564 15,846
Integer Holdings Corp.
(b)
................ 4,219 371,272
Integra LifeSciences Holdings Corp.
(b)
....... 7,912 74,531
iRadimed Corp. ...................... 1,024 98,570

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
iRhythm Holdings, Inc.
(b)
................ 3,836 $ 452,725
Kestra Medical Technologies Ltd.
(a) (b)
........ 3,202 63,816
KORU Medical Systems, Inc.
(a) (b)
........... 5,165 22,313
Lantheus Holdings, Inc.
(a) (b)
.............. 7,948 602,856
LeMaitre Vascular, Inc.
(a)
................ 2,517 274,781
LENSAR, Inc.
(a) (b)
..................... 1,183 7,051
LivaNova plc
(b)
....................... 6,684 424,835
Lucid Diagnostics, Inc.
(a) (b)
............... 8,227 9,461
Merit Medical Systems, Inc.
(b)
............. 7,006 482,924
Myomo, Inc.
(b)
....................... 4,095 2,767
Neogen Corp.
(b)
...................... 26,239 243,760
Neuronetics, Inc.
(a) (b)
................... 4,517 6,550
NeuroPace, Inc.
(b)
.................... 3,029 39,831
Novocure Ltd.
(b)
...................... 11,948 130,233
Omnicell, Inc.
(b)
...................... 5,320 177,582
OraSure Technologies, Inc.
(b)
............. 8,690 26,070
Orthofix Medical, Inc.
(b)
................. 4,464 51,202
OrthoPediatrics Corp.
(b)
................. 2,357 37,406
Outset Medical, Inc.
(b)
.................. 2,235 8,582
PROCEPT BioRobotics Corp.
(b)
........... 6,645 166,191
Pro-Dex, Inc.
(b)
...................... 261 12,820
Pulmonx Corp.
(b)
..................... 4,607 5,943
Pulse Biosciences, Inc.
(a) (b)
............... 2,174 46,937
QuidelOrtho Corp.
(b)
................... 8,204 134,792
RxSight, Inc.
(b)
....................... 4,460 27,474
Sanara Medtech, Inc.
(b)
................. 433 7,439
SANUWAVE Health, Inc.
(a) (b)
.............. 875 15,129
Shoulder Innovations, Inc.
(b)
.............. 1,420 20,633
SI-BONE, Inc.
(b)
...................... 4,980 62,897
Sight Sciences, Inc.
(b)
.................. 5,711 21,530
STAAR Surgical Co.
(a) (b)
................. 4,130 77,231
Stereotaxis, Inc.
(a) (b)
................... 6,854 12,611
Strive, Inc.
(a) (b)
....................... 6,322 63,346
Tactile Systems Technology, Inc.
(b)
......... 2,848 74,418
Tandem Diabetes Care, Inc.
(b)
............ 8,131 155,871
TransMedics Group, Inc.
(b)
............... 4,116 409,172
Treace Medical Concepts, Inc.
(b)
........... 6,516 8,731
UFP Technologies, Inc.
(b)
................ 902 174,627
Utah Medical Products, Inc. .............. 363 22,502
Varex Imaging Corp.
(b)
................. 4,877 51,745
8,342,617
Health Care Providers & Services — 3.0%
Accendra Health, Inc.
(b)
................. 9,516 21,697
AdaptHealth Corp.
(b)
................... 12,886 153,343
Addus HomeCare Corp.
(b)
............... 2,195 205,562
agilon health, Inc.
(b)
................... 1,550 12,262
AirSculpt Technologies, Inc.
(b)
............. 1,033 2,923
Alignment Healthcare, Inc.
(b)
............. 23,537 414,722
AMN Healthcare Services, Inc.
(b)
........... 4,815 88,307
Ardent Health, Inc.
(b)
................... 2,986 25,560
Astrana Health, Inc.
(b)
.................. 4,821 118,211
Aveanna Healthcare Holdings, Inc.
(b)
........ 6,475 41,699
BrightSpring Health Services, Inc.
(a) (b)
....... 15,661 667,315
Brookdale Senior Living, Inc.
(b)
............ 28,112 384,572
Castle Biosciences, Inc.
(b)
............... 3,526 86,563
Clover Health Investments Corp. , Class A
(b)
... 50,931 89,639
Community Health Systems, Inc.
(b)
......... 16,224 47,699
Concentra Group Holdings Parent, Inc. ...... 14,169 303,925
CorVel Corp.
(b)
....................... 3,509 191,767
Cross Country Healthcare, Inc.
(b)
.......... 4,058 38,145
DocGo, Inc.
(b)
....................... 12,764 8,030
Enhabit, Inc.
(b)
....................... 6,202 87,386
Ensign Group, Inc. (The) ................ 6,812 1,372,618
Fulgent Genetics, Inc.
(b)
................ 2,569 40,847
GeneDx Holdings Corp. , Class A
(b)
......... 2,377 152,651
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Guardant Health, Inc.
(a) (b)
................ 15,107 $ 1,395,434
Guardian Pharmacy Services, Inc. , Class A
(b)
.. 2,742 103,264
HealthEquity, Inc.
(b)
.................... 10,206 852,915
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 24,826 515,388
Innovage Holding Corp.
(b)
............... 2,186 17,532
Joint Corp. (The)
(b)
.................... 1,617 14,310
LifeStance Health Group, Inc.
(b)
........... 20,338 129,553
Lumexa Imaging Holdings, Inc.
(b)
.......... 2,873 24,708
Nano-X Imaging Ltd.
(a) (b)
................ 6,982 15,849
National HealthCare Corp.
(a)
............. 1,517 242,265
National Research Corp. ................ 1,679 28,509
NeoGenomics, Inc.
(b)
.................. 15,630 115,975
Nutex Health, Inc.
(b)
................... 612 58,165
Omada Health, Inc.
(b)
.................. 3,985 50,091
Oncology Institute, Inc. (The)
(a) (b)
........... 9,578 29,404
OPKO Health, Inc.
(b)
................... 49,123 56,000
Option Care Health, Inc.
(b)
............... 19,295 519,421
PACS Group, Inc.
(b)
................... 5,341 171,553
Pediatrix Medical Group, Inc.
(b)
............ 10,618 227,119
Pennant Group, Inc. (The)
(b)
.............. 4,018 122,469
Privia Health Group, Inc.
(b)
............... 14,088 289,790
Progyny, Inc.
(b)
....................... 9,323 158,305
RadNet, Inc.
(b)
....................... 8,240 460,534
SBC Medical Group Holdings, Inc.
(b)
........ 2,657 11,106
Select Medical Holdings Corp. ............ 13,163 214,425
Sonida Senior Living, Inc.
(b)
.............. 811 26,155
Strata Critical Medical, Inc.
(a) (b)
............ 9,017 37,691
Surgery Partners, Inc.
(b)
................ 9,722 115,886
Talkspace, Inc.
(b)
..................... 18,480 95,634
US Physical Therapy, Inc. ............... 1,761 132,005
Viemed Healthcare, Inc.
(b)
............... 3,706 34,132
10,821,030
Health Care REITs — 1.1%
American Healthcare REIT, Inc.
(a)
.......... 21,804 1,028,277
CareTrust REIT, Inc.
(a)
.................. 27,390 1,003,843
Chiron Real Estate, Inc.
(a)
............... 1,635 54,086
Community Healthcare Trust, Inc. .......... 3,540 56,251
Diversified Healthcare Trust .............. 26,751 177,627
LTC Properties, Inc. ................... 5,687 211,329
National Health Investors, Inc. ............ 5,667 458,234
Sabra Health Care REIT, Inc. ............. 30,474 586,015
Sila Realty Trust, Inc. .................. 7,030 166,470
Strawberry Fields REIT, Inc. ............. 839 9,984
Universal Health Realty Income Trust ....... 1,714 69,365
3,821,481
Health Care Technology — 0.2%
Claritev Corp.
(a) (b)
..................... 979 15,997
Definitive Healthcare Corp. , Class A
(b)
....... 4,671 5,745
Evolent Health, Inc. , Class A
(b)
............ 14,533 33,135
Health Catalyst, Inc.
(b)
.................. 9,444 11,994
HealthStream, Inc. .................... 2,978 61,674
HeartFlow, Inc.
(b)
..................... 2,288 55,667
LifeMD, Inc.
(b)
....................... 4,699 16,964
OptimizeRx Corp.
(b)
................... 1,893 11,888
Phreesia, Inc.
(b)
...................... 7,233 60,613
Schrodinger, Inc.
(b)
.................... 7,031 79,872
Simulations Plus, Inc.
(b)
................. 1,993 23,557
Teladoc Health, Inc.
(b)
.................. 21,267 115,905
TruBridge, Inc.
(a) (b)
.................... 1,256 18,388
Waystar Holding Corp.
(b)
................ 13,455 324,400
835,799

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.
(a)
............. 27,086 $ 311,760
Braemar Hotels & Resorts, Inc. ........... 8,632 20,372
Chatham Lodging Trust ................. 5,768 45,394
DiamondRock Hospitality Co. ............. 25,368 237,698
Pebblebrook Hotel Trust ................ 13,173 166,375
RLJ Lodging Trust .................... 16,451 122,066
Ryman Hospitality Properties, Inc. ......... 7,509 692,855
Service Properties Trust
(a)
............... 20,094 27,227
Summit Hotel Properties, Inc. ............. 14,263 63,043
Sunstone Hotel Investors, Inc. ............ 22,068 198,833
Xenia Hotels & Resorts, Inc. ............. 11,651 172,784
2,058,407
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. , Class A
(b)
........ 5,808 63,365
Bally's Corp.
(a) (b)
...................... 958 9,235
Biglari Holdings, Inc. , Class B
(b)
........... 96 31,641
BJ's Restaurants, Inc.
(b)
................. 2,390 83,889
Black Rock Coffee Bar, Inc. , Class A
(b)
....... 1,779 22,985
Bloomin' Brands, Inc. .................. 11,046 59,648
Brightstar Lottery plc .................. 12,808 163,174
Brinker International, Inc.
(b)
.............. 5,262 751,256
Cheesecake Factory, Inc. (The)
(a)
.......... 5,689 311,473
Cracker Barrel Old Country Store, Inc. ....... 2,844 79,945
Dave & Buster's Entertainment, Inc.
(b)
....... 3,464 37,515
Dine Brands Global, Inc. ................ 1,601 42,010
El Pollo Loco Holdings, Inc.
(b)
............. 3,140 43,520
First Watch Restaurant Group, Inc.
(b)
........ 6,619 69,367
Genius Sports Ltd.
(b)
................... 27,142 120,239
Global Business Travel Group I
(a) (b)
......... 15,737 87,813
Golden Entertainment, Inc. .............. 2,212 59,038
Hilton Grand Vacations, Inc.
(b)
............ 7,539 294,926
Inspired Entertainment, Inc.
(a) (b)
............ 3,645 25,989
Jack in the Box, Inc.
(a) (b)
................. 2,411 23,314
Krispy Kreme, Inc. .................... 10,323 34,995
Kura Sushi USA, Inc. , Class A
(b)
........... 779 54,366
Life Time Group Holdings, Inc.
(a) (b)
.......... 18,215 490,712
Lindblad Expeditions Holdings, Inc.
(b)
........ 4,394 76,016
Marriott Vacations Worldwide Corp.
(a)
....... 3,386 220,496
Monarch Casino & Resort, Inc. ............ 1,551 148,276
Nathan's Famous, Inc. ................. 364 36,666
Navan, Inc. , Class A
(b)
.................. 4,499 59,567
Papa John's International, Inc. ............ 3,921 127,080
Portillo's, Inc. , Class A
(a) (b)
............... 6,849 36,231
Pursuit Attractions & Hospitality, Inc.
(b)
....... 2,488 91,135
RCI Hospitality Holdings, Inc.
(a)
............ 1,076 24,544
Red Rock Resorts, Inc. , Class A ........... 5,919 315,838
Rush Street Interactive, Inc. , Class A
(b)
...... 11,235 244,361
Sabre Corp.
(b)
....................... 47,342 68,646
Serve Robotics, Inc.
(a) (b)
................. 7,741 65,334
Shake Shack, Inc. , Class A
(b)
............. 4,766 421,648
Six Flags Entertainment Corp.
(a) (b)
.......... 11,528 204,622
Super Group SGHC Ltd. ................ 19,153 206,852
Sweetgreen, Inc. , Class A
(a) (b)
............. 12,797 66,416
Target Hospitality Corp.
(b)
............... 3,946 36,619
United Parks & Resorts, Inc.
(b)
............ 3,450 112,677
Xponential Fitness, Inc. , Class A
(b)
......... 2,984 17,964
5,541,403
Household Durables — 1.6%
Bassett Furniture Industries, Inc. .......... 768 10,867
Beazer Homes USA, Inc.
(b)
.............. 3,118 59,990
Cavco Industries, Inc.
(b)
................. 943 456,686
Century Communities, Inc. .............. 2,997 171,968
Champion Homes, Inc.
(b)
................ 6,789 504,898
Cricut, Inc. , Class A
(a)
.................. 5,860 21,916
Security
Shares
Shares Value
Household Durables (continued)
Dream Finders Homes, Inc. , Class A
(b)
....... 3,881 $ 54,024
Ethan Allen Interiors, Inc. ............... 2,912 64,821
Flexsteel Industries, Inc. ................ 332 14,920
Green Brick Partners, Inc.
(b)
.............. 3,852 248,261
Hamilton Beach Brands Holding Co. , Class A
(a)
. 1,059 20,068
Helen of Troy Ltd.
(b)
................... 2,829 40,794
Hovnanian Enterprises, Inc. , Class A
(b)
....... 610 67,655
Installed Building Products, Inc. ........... 2,820 747,723
KB Home
(a)
......................... 7,451 385,589
La-Z-Boy, Inc. ....................... 5,156 165,714
Legacy Housing Corp.
(b)
................ 962 19,654
Leggett & Platt, Inc. ................... 15,817 156,272
LGI Homes, Inc.
(b)
.................... 2,619 103,529
Lovesac Co. (The)
(b)
................... 1,802 26,616
M/I Homes, Inc.
(b)
..................... 3,217 393,922
Meritage Homes Corp. ................. 8,029 496,513
Sonos, Inc.
(b)
........................ 14,851 199,003
Taylor Morrison Home Corp.
(b)
............ 11,589 674,943
Traeger, Inc.
(b)
....................... 91 2,639
TRI Pointe Homes, Inc.
(b)
................ 10,268 479,824
5,588,809
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 1,116 41,035
Central Garden & Pet Co. , Class A
(b)
........ 5,777 187,290
Energizer Holdings, Inc. ................ 7,607 124,907
Oil-Dri Corp. of America ................ 1,154 75,114
Spectrum Brands Holdings, Inc. ........... 2,724 200,759
WD-40 Co. ......................... 1,649 336,297
965,402
Independent Power and Renewable Electricity Producers — 0.3%
Hallador Energy Co.
(b)
.................. 4,136 67,334
Montauk Renewables, Inc.
(a) (b)
............ 8,056 9,264
Ormat Technologies, Inc.
(a)
.............. 7,416 829,999
906,597
Industrial Conglomerates — 0.0%
Brookfield Business Corp. ............... 2,856 90,364
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 6,320 35,897
Innovative Industrial Properties, Inc.
(a)
....... 3,382 169,641
LXP Industrial Trust ................... 7,161 331,268
One Liberty Properties, Inc. .............. 2,367 50,796
Terreno Realty Corp.
(a)
................. 12,400 761,608
1,349,210
Insurance — 1.8%
Abacus Global Management, Inc.
(a)
......... 4,579 36,083
American Coastal Insurance Corp. ......... 3,236 36,405
American Integrity Insurance Group, Inc. ..... 1,484 28,611
AMERISAFE, Inc. .................... 2,367 78,892
Ategrity Specialty Holdings LLC
(a) (b)
......... 1,100 21,747
Baldwin Insurance Group, Inc. (The) , Class A
(b)
. 11,633 255,228
Bowhead Specialty Holdings, Inc.
(b)
......... 1,957 43,895
Citizens, Inc. , Class A
(b)
................. 5,615 28,243
CNO Financial Group, Inc. ............... 11,560 474,654
Crawford & Co. , Class A ................ 2,314 23,071
Donegal Group, Inc. , Class A ............. 2,120 36,422
eHealth, Inc.
(b)
....................... 3,726 4,807
Employers Holdings, Inc.
(a)
.............. 2,487 102,315
Exzeo Group, Inc.
(b)
................... 705 10,342
F&G Annuities & Life, Inc. ............... 4,562 115,510
Fidelis Insurance Holdings Ltd. ............ 7,047 134,668
Genworth Financial, Inc. , Class A
(b)
......... 48,329 392,431
GoHealth, Inc. , Class A
(b)
................ 535 808

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Goosehead Insurance, Inc. , Class A
(b)
....... 2,871 $ 122,477
Greenlight Capital Re Ltd. , Class A
(b)
........ 3,500 60,515
Hamilton Insurance Group Ltd. , Class B ..... 5,514 164,483
HCI Group, Inc. ...................... 1,311 202,694
Heritage Insurance Holdings, Inc.
(b)
......... 2,937 77,096
Hippo Holdings, Inc.
(b)
.................. 2,160 56,290
Horace Mann Educators Corp. ............ 5,090 217,241
Investors Title Co. .................... 177 38,469
James River Group Holdings, Inc.
(a)
........ 5,434 34,234
Kestrel Group Ltd.
(a)
................... 502 5,422
Kingstone Cos., Inc. ................... 1,446 21,068
Kingsway Financial Services, Inc.
(b)
......... 2,826 29,475
Lemonade, Inc.
(b)
..................... 7,465 467,906
MBIA, Inc.
(b)
........................ 5,844 34,538
Mercury General Corp. ................. 3,288 289,837
NI Holdings, Inc.
(b)
.................... 1,275 16,435
Octave Specialty Group, Inc.
(b)
............ 5,408 25,147
Oscar Health, Inc. , Class A
(b)
............. 24,393 279,788
Palomar Holdings, Inc.
(b)
................ 3,257 389,211
ProAssurance Corp.
(b)
.................. 6,030 149,062
Root, Inc. , Class A
(b)
................... 1,457 64,356
Safety Insurance Group, Inc. ............. 1,839 133,585
Selective Insurance Group, Inc. ........... 7,321 551,930
Selectquote, Inc.
(b)
.................... 15,945 10,037
SiriusPoint Ltd.
(b)
..................... 8,656 186,450
Skyward Specialty Insurance Group, Inc.
(b)
.... 4,789 209,184
Slide Insurance Holdings, Inc.
(b)
........... 8,608 154,944
Stewart Information Services Corp. ......... 3,638 224,028
Tiptree, Inc. ........................ 3,216 54,415
Trupanion, Inc.
(b)
..................... 4,706 120,521
United Fire Group, Inc. ................. 2,555 94,688
Universal Insurance Holdings, Inc. ......... 3,230 110,337
6,419,995
Interactive Media & Services — 0.4%
Angi, Inc. , Class A
(b)
................... 4,888 33,483
Arena Group Holdings, Inc. (The)
(a) (b)
........ 1,591 3,452
Bumble, Inc. , Class A
(b)
................. 8,704 28,375
Cargurus, Inc. , Class A
(b)
................ 9,466 322,317
Cars.com, Inc.
(b)
...................... 6,481 52,626
EverQuote, Inc. , Class A
(b)
............... 3,582 55,234
fuboTV, Inc.
(a) (b)
...................... 3,507 33,176
Getty Images Holdings, Inc.
(b)
............. 12,471 9,895
Grindr, Inc.
(a) (b)
....................... 4,193 50,693
MediaAlpha, Inc. , Class A
(b)
.............. 4,051 37,674
Nextdoor Holdings, Inc.
(b)
............... 28,007 39,210
QuinStreet, Inc.
(b)
..................... 6,798 81,644
Rumble, Inc. , Class A
(a) (b)
................ 13,068 66,647
Shutterstock, Inc. ..................... 3,050 50,661
Teads Holding Co.
(a) (b)
.................. 4,636 3,053
Travelzoo
(b)
......................... 790 4,677
TripAdvisor, Inc.
(b)
.................... 13,965 148,867
Webtoon Entertainment, Inc.
(b)
............ 2,457 22,580
Yelp, Inc.
(b)
......................... 7,361 182,111
Ziff Davis, Inc.
(b)
...................... 4,647 194,988
ZipRecruiter, Inc. , Class A
(b)
.............. 7,109 13,081
1,434,444
IT Services — 0.7%
Applied Digital Corp.
(a) (b)
................ 28,926 686,703
ASGN, Inc.
(b)
........................ 5,140 198,969
Backblaze, Inc. , Class A
(b)
............... 6,906 23,826
BigBear.ai Holdings, Inc.
(b)
............... 53,485 188,267
Commerce.com, Inc.
(b)
................. 9,451 25,234
Crexendo, Inc.
(b)
..................... 1,771 10,927
CSP, Inc. .......................... 853 7,379
Security
Shares
Shares Value
IT Services (continued)
DigitalOcean Holdings, Inc.
(a) (b)
............ 9,260 $ 794,323
Fastly, Inc. , Class A
(b)
.................. 17,248 501,227
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 8,009 45,651
Hackett Group, Inc. (The)
(a)
.............. 3,213 41,801
Information Services Group, Inc.
(a)
......... 4,310 16,550
Rackspace Technology, Inc.
(b)
............ 13,895 13,614
TSS, Inc.
(b)
......................... 2,310 30,053
Tucows, Inc. , Class A
(b)
................. 816 14,003
Unisys Corp.
(b)
....................... 7,794 16,134
VTEX , Class A
(b)
..................... 7,234 28,936
Whitefiber, Inc.
(b)
..................... 1,321 15,733
2,659,330
Leisure Products — 0.4%
Acushnet Holdings Corp. ................ 3,340 312,223
American Outdoor Brands, Inc.
(a) (b)
......... 1,483 13,851
Callaway Golf Co.
(b)
................... 15,871 220,290
Clarus Corp. ........................ 2,888 7,855
Escalade, Inc.
(a)
...................... 1,553 26,665
Funko, Inc. , Class A
(b)
.................. 3,467 10,921
JAKKS Pacific, Inc. ................... 1,287 25,637
Johnson Outdoors, Inc. , Class A ........... 635 29,534
Latham Group, Inc.
(b)
.................. 5,052 27,129
Malibu Boats, Inc. , Class A
(a) (b)
............ 2,073 53,732
Marine Products Corp. ................. 798 5,801
MasterCraft Boat Holdings, Inc.
(b)
.......... 2,195 45,019
Peloton Interactive, Inc. , Class A
(b)
......... 48,426 207,748
Polaris, Inc. ......................... 6,569 358,011
Smith & Wesson Brands, Inc. ............. 5,641 80,836
Sturm Ruger & Co., Inc. ................ 1,676 67,191
1,492,443
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(b)
............ 13,402 284,524
Adaptive Biotechnologies Corp.
(b)
.......... 18,257 253,407
Alpha Teknova, Inc.
(a) (b)
................. 1,777 5,136
Azenta, Inc.
(a) (b)
...................... 5,217 110,235
BioLife Solutions, Inc.
(b)
................. 4,822 92,004
Codexis, Inc.
(b)
....................... 9,953 16,223
CryoPort, Inc.
(b)
...................... 6,582 54,499
Cytek Biosciences, Inc.
(b)
................ 14,912 65,165
Fortrea Holdings, Inc.
(b)
................. 11,644 109,686
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 4,966 30,442
Lifecore Biomedical, Inc.
(a) (b)
.............. 4,015 14,936
Maravai LifeSciences Holdings, Inc. , Class A
(b)
. 13,450 38,063
MaxCyte, Inc.
(b)
...................... 13,119 9,216
Mesa Laboratories, Inc. ................ 679 60,037
OmniAb, Inc.
(b)
....................... 11,395 17,890
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 36,058 47,597
Personalis, Inc.
(a) (b)
.................... 6,394 40,730
Quanterix Corp.
(b)
..................... 4,455 15,682
Quantum-Si, Inc.
(b)
.................... 19,483 15,080
Standard BioTools, Inc.
(b)
................ 37,724 34,680
1,315,232
Machinery — 3.9%
3D Systems Corp.
(a) (b)
.................. 16,298 30,640
Aebi Schmidt Holding AG ............... 4,518 43,870
AirJoule Technologies Corp.
(b)
............ 2,546 6,390
Alamo Group, Inc. .................... 1,246 205,553
Albany International Corp. , Class A ......... 3,569 186,337
Alliance Laundry Holdings, Inc.
(b)
.......... 5,194 107,724
Astec Industries, Inc. .................. 2,712 146,014
Atmus Filtration Technologies, Inc. ......... 9,854 559,412

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Blue Bird Corp.
(b)
..................... 3,826 $ 217,279
CECO Environmental Corp.
(b)
............. 3,588 213,773
Chart Industries, Inc.
(b)
................. 5,504 1,137,952
Columbus McKinnon Corp. .............. 3,590 52,163
Douglas Dynamics, Inc. ................ 2,648 111,454
Eastern Co. (The) .................... 636 12,873
Energy Recovery, Inc.
(b)
................ 6,563 66,089
Enerpac Tool Group Corp. , Class A ......... 6,454 235,377
Enpro, Inc. ......................... 2,553 639,909
ESCO Technologies, Inc. ............... 3,158 888,566
Federal Signal Corp. .................. 7,302 789,638
Franklin Electric Co., Inc. ............... 4,757 438,453
Gencor Industries, Inc.
(b)
................ 1,043 15,645
Gorman-Rupp Co. (The)
(a)
............... 2,455 152,529
Graham Corp.
(b)
...................... 1,262 99,597
Greenbrier Cos., Inc. (The) .............. 3,749 197,385
Helios Technologies, Inc. ................ 4,094 264,923
Hillman Solutions Corp.
(b)
............... 23,915 198,973
Hyster-Yale, Inc. , Class A ............... 1,387 45,091
JBT Marel Corp. ..................... 6,342 810,952
Kadant, Inc.
(a)
....................... 1,449 423,615
Kennametal, Inc. ..................... 9,157 330,842
L B Foster Co. , Class A
(b)
................ 1,130 31,527
Lindsay Corp. ....................... 1,243 148,004
Luxfer Holdings plc ................... 3,156 38,440
Manitowoc Co., Inc. (The)
(b)
.............. 4,179 48,685
Mayville Engineering Co., Inc.
(b)
........... 1,427 25,615
Microvast Holdings, Inc.
(b)
............... 25,127 37,691
Miller Industries, Inc. .................. 1,407 64,089
Mueller Water Products, Inc. , Class A ....... 18,808 517,032
Omega Flex, Inc. ..................... 375 11,640
Palladyne AI Corp.
(b)
................... 3,240 19,667
Park-Ohio Holdings Corp. ............... 1,037 24,929
Proto Labs, Inc.
(b)
..................... 2,889 164,731
Richtech Robotics, Inc. , Class B
(a) (b)
........ 18,533 38,734
SPX Technologies, Inc.
(b)
................ 5,865 1,172,648
Standex International Corp.
(a)
............. 1,447 368,782
Tennant Co. ........................ 2,199 146,014
Terex Corp. ......................... 13,586 802,933
Titan International, Inc.
(b)
................ 6,123 42,310
Trinity Industries, Inc. .................. 9,733 313,208
Wabash National Corp. ................. 5,616 48,410
Watts Water Technologies, Inc. , Class A
(a)
.... 3,343 970,439
Worthington Enterprises, Inc. ............. 3,759 195,994
13,860,540
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(b)
......... 1,116 17,264
Costamare, Inc. ...................... 5,584 94,370
Genco Shipping & Trading Ltd. ............ 3,725 83,999
Himalaya Shipping Ltd. ................. 3,197 42,520
Matson, Inc.
(a)
....................... 3,751 614,939
Pangaea Logistics Solutions Ltd. .......... 3,751 26,557
Safe Bulkers, Inc. .................... 5,622 35,587
915,236
Media — 0.9%
Advantage Solutions, Inc.
(b)
.............. 541 11,437
AMC Networks, Inc. , Class A
(b)
............ 3,986 27,065
Boston Omaha Corp. , Class A
(a) (b)
.......... 2,765 32,295
Cable One, Inc.
(b)
..................... 643 58,648
EchoStar Corp. , Class A
(b)
............... 16,485 1,929,899
Emerald Holding, Inc. .................. 2,004 9,038
Entravision Communications Corp. , Class A ... 8,024 23,831
EW Scripps Co. (The) , Class A
(a) (b)
......... 7,718 28,711
Gambling.com Group Ltd.
(a) (b)
............. 2,261 8,773
Security
Shares
Shares Value
Media (continued)
Gray Media, Inc. ..................... 10,593 $ 45,974
Ibotta, Inc. , Class A
(b)
.................. 1,238 37,103
iHeartMedia, Inc. , Class A
(a) (b)
............. 13,623 39,779
John Wiley & Sons, Inc. , Class A
(a)
......... 4,866 185,395
Magnite, Inc.
(b)
....................... 17,080 202,910
National CineMedia, Inc.
(a)
............... 8,976 27,377
Newsmax, Inc. , Class B
(b)
............... 5,724 29,879
Nexxen International Ltd.
(b)
.............. 3,206 20,903
Optimum Communications, Inc. , Class A
(b)
.... 32,956 42,843
PubMatic, Inc. , Class A
(b)
................ 5,342 43,698
Scholastic Corp. ..................... 2,553 99,720
Sinclair, Inc. , Class A .................. 4,996 64,648
Stagwell, Inc. , Class A
(b)
................ 12,861 80,896
TechTarget, Inc.
(b)
..................... 3,307 12,831
Thryv Holdings, Inc.
(b)
.................. 4,504 12,341
USA TODAY Co., Inc.
(b)
................. 16,571 116,825
3,192,819
Metals & Mining — 2.8%
Alpha Metallurgical Resources, Inc.
(b)
....... 1,430 293,536
American Battery Technology Co.
(b)
......... 13,497 37,657
Caledonia Mining Corp. plc .............. 1,862 42,062
Century Aluminum Co.
(b)
................ 6,956 408,248
Coeur Mining, Inc.
(b)
................... 124,139 2,330,089
Commercial Metals Co.
(a)
............... 13,497 829,121
Compass Minerals International, Inc.
(b)
....... 3,746 87,469
Constellium SE , Class A
(b)
............... 16,801 412,968
Contango Silver & Gold, Inc.
(b)
............ 2,614 49,012
Critical Metals Corp.
(a) (b)
................. 7,146 56,739
Dakota Gold Corp.
(b)
................... 10,048 50,742
Ferroglobe plc ....................... 15,627 64,383
Friedman Industries, Inc. ................ 760 13,467
Hecla Mining Co.
(a)
.................... 77,362 1,441,254
Idaho Strategic Resources, Inc.
(b)
.......... 1,806 58,009
Ivanhoe Electric, Inc.
(b)
................. 13,038 154,109
Kaiser Aluminum Corp. ................. 1,923 231,741
Lifezone Metals Ltd.
(b)
.................. 4,455 14,969
Materion Corp. ...................... 2,516 363,939
Metallus, Inc.
(b)
...................... 4,752 77,648
NioCorp Developments Ltd.
(b)
............. 15,167 67,645
Novagold Resources, Inc.
(b)
.............. 34,361 308,562
Perpetua Resources Corp.
(b)
............. 10,472 294,473
Ramaco Resources, Inc. , Class A
(b)
......... 5,049 78,057
Ryerson Holding Corp. ................. 5,357 120,425
SSR Mining, Inc.
(b)
.................... 24,634 724,240
SunCoke Energy, Inc. .................. 10,374 67,535
Tredegar Corp.
(b)
..................... 3,463 27,531
United States Antimony Corp.
(b)
........... 14,412 125,817
US Gold Corp.
(a) (b)
.................... 1,363 20,704
USA Rare Earth, Inc.
(b)
................. 22,442 339,660
Vox Royalty Corp.
(a)
................... 6,890 36,104
Warrior Met Coal, Inc. .................. 6,381 594,390
Worthington Steel, Inc. ................. 4,179 126,833
9,949,138
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(b)
......... 732 14,142
Adamas Trust, Inc. .................... 10,974 80,769
Angel Oak Mortgage REIT, Inc. ........... 1,478 12,149
Apollo Commercial Real Estate Finance, Inc.
(a)
. 16,563 174,905
Arbor Realty Trust, Inc.
(a)
................ 20,958 161,586
Ares Commercial Real Estate Corp. , Class C .. 6,984 33,523
ARMOUR Residential REIT, Inc.
(a)
......... 13,718 228,816
Blackstone Mortgage Trust, Inc. , Class A
(a)
.... 19,458 372,621
BrightSpire Capital, Inc. , Class A
(a)
......... 16,679 93,402
Chicago Atlantic Real Estate Finance, Inc.
(a)
... 1,895 21,451

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp. ............... 10,218 $ 128,236
Claros Mortgage Trust, Inc.
(b)
............. 11,378 27,080
Dynex Capital, Inc.
(a)
................... 24,587 313,730
Ellington Financial, Inc.
(a)
................ 14,063 166,647
Franklin BSP Realty Trust, Inc.
(a)
........... 10,429 88,542
Invesco Mortgage Capital, Inc.
(a)
........... 9,056 73,173
KKR Real Estate Finance Trust, Inc. ........ 7,483 45,796
Ladder Capital Corp. , Class A ............ 13,234 129,296
Lument Finance Trust, Inc.
(a)
............. 4,467 5,628
MFA Financial, Inc. .................... 11,957 114,548
Nexpoint Real Estate Finance, Inc.
(a)
........ 1,024 13,793
Orchid Island Capital, Inc.
(a)
.............. 22,756 159,975
PennyMac Mortgage Investment Trust ....... 10,437 121,695
Ready Capital Corp.
(a)
.................. 20,732 33,586
Redwood Trust, Inc. ................... 15,122 84,835
Rithm Property Trust, Inc. ............... 802 10,739
Seven Hills Realty Trust
(a)
............... 2,286 18,791
Sunrise Realty Trust, Inc.
(a)
.............. 1,489 11,421
TPG Mortgage Investment Trust, Inc. ....... 3,457 25,271
TPG RE Finance Trust, Inc. .............. 9,322 72,805
Two Harbors Investment Corp. ............ 13,155 150,230
2,989,181
Multi-Utilities — 0.5%
Avista Corp. ........................ 9,994 401,159
Black Hills Corp. ..................... 9,231 640,724
Northwestern Energy Group, Inc. .......... 7,465 492,242
Unitil Corp. ......................... 1,938 101,241
1,635,366
Office REITs — 0.4%
Brandywine Realty Trust
(a)
............... 22,481 60,923
COPT Defense Properties
(a)
.............. 14,056 430,114
Douglas Emmett, Inc.
(a)
................. 16,518 155,600
Easterly Government Properties, Inc. ....... 5,065 108,543
Empire State Realty Trust, Inc. , Class A ...... 17,772 92,414
Franklin Street Properties Corp. ........... 12,539 8,332
Hudson Pacific Properties, Inc.
(b)
.......... 6,659 39,355
JBG SMITH Properties
(a)
................ 7,271 106,229
NET Lease Office Properties ............. 1,898 21,865
Peakstone Realty Trust , Class E .......... 4,489 93,775
Piedmont Realty Trust, Inc. , Class A
(b)
....... 15,756 103,517
Postal Realty Trust, Inc. , Class A .......... 2,571 47,718
SL Green Realty Corp.
(a)
................ 8,789 324,666
1,593,051
Oil, Gas & Consumable Fuels — 4.1%
Ardmore Shipping Corp. ................ 4,295 65,499
BKV Corp.
(b)
........................ 3,129 89,239
California Resources Corp. .............. 8,939 618,758
Calumet, Inc.
(b)
...................... 8,318 298,616
Centrus Energy Corp. , Class A
(a) (b)
......... 2,026 351,693
Clean Energy Fuels Corp.
(b)
.............. 20,123 49,905
CNX Resources Corp.
(b)
................ 16,694 643,554
Comstock Resources, Inc.
(a) (b)
............ 8,863 186,832
Core Natural Resources, Inc. ............. 6,167 645,870
Crescent Energy, Inc. , Class A
(a)
........... 31,144 420,444
CVR Energy, Inc.
(b)
.................... 3,952 132,985
Delek US Holdings, Inc. ................ 7,315 329,687
DHT Holdings, Inc. .................... 16,078 293,745
Diversified Energy Co. ................. 7,725 134,724
Dorian LPG Ltd. ...................... 4,402 150,548
Empire Petroleum Corp.
(a) (b)
.............. 1,716 5,079
Encore Energy Corp.
(a) (b)
................ 22,328 40,190
Energy Fuels, Inc.
(a) (b)
.................. 28,694 523,665
Epsilon Energy Ltd.
(a)
.................. 1,963 12,092
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp. ............... 3,594 $ 16,461
Excelerate Energy, Inc. , Class A ........... 2,963 99,023
FLEX LNG Ltd.
(a)
..................... 3,826 113,670
FutureFuel Corp. ..................... 3,620 13,937
Gevo, Inc.
(b)
........................ 28,676 78,285
Golar LNG Ltd.
(a)
..................... 11,937 645,911
Granite Ridge Resources, Inc. ............ 6,478 38,026
Green Plains, Inc.
(b)
................... 8,376 137,785
Gulfport Energy Corp.
(b)
................ 1,916 405,368
HighPeak Energy, Inc. ................. 1,886 13,013
Infinity Natural Resources, Inc. , Class A
(b)
.... 1,964 34,586
International Seaways, Inc. .............. 4,892 356,529
Kinetik Holdings, Inc. , Class A ............ 5,545 268,433
Kolibri Global Energy, Inc.
(b)
.............. 4,362 23,947
Kosmos Energy Ltd.
(b)
.................. 58,893 163,723
Lightbridge Corp.
(a) (b)
................... 3,254 34,688
Magnolia Oil & Gas Corp. , Class A ......... 21,736 686,206
Murphy Oil Corp. ..................... 16,383 675,799
NACCO Industries, Inc. , Class A ........... 471 24,478
Navigator Holdings Ltd. ................. 3,208 62,011
New Fortress Energy, Inc. , Class A
(a) (b)
....... 21,582 12,733
NextDecade Corp.
(a) (b)
.................. 21,119 161,772
NextNRG, Inc.
(b)
...................... 3,183 1,273
Nordic American Tankers Ltd.
(a)
........... 25,459 149,190
Northern Oil & Gas, Inc.
(a)
............... 11,665 340,968
OPAL Fuels, Inc. , Class A
(a) (b)
............. 3,503 8,828
Par Pacific Holdings, Inc.
(b)
.............. 6,093 381,666
PBF Energy, Inc. , Class A ............... 10,251 488,153
Peabody Energy Corp. ................. 14,863 489,736
Prairie Operating Co.
(b)
................. 3,309 6,717
PrimeEnergy Resources Corp.
(b)
........... 29 6,753
REX American Resources Corp.
(b)
......... 3,615 164,736
Riley Exploration Permian, Inc. ............ 1,795 65,428
Sable Offshore Corp. , Class A
(a) (b)
.......... 15,098 249,419
SandRidge Energy, Inc. ................ 4,152 67,719
Scorpio Tankers, Inc. .................. 5,494 410,182
SFL Corp. Ltd. ....................... 14,202 153,240
SM Energy Co. ...................... 30,525 951,770
Summit Midstream Corp.
(a) (b)
............. 1,162 35,139
Talos Energy, Inc.
(b)
................... 15,511 244,453
Teekay Corp. Ltd. .................... 6,264 76,483
Teekay Tankers Ltd. , Class A ............. 3,000 219,960
Uranium Energy Corp.
(b)
................ 57,987 782,824
VAALCO Energy, Inc. .................. 13,518 85,704
Vitesse Energy, Inc.
(a)
.................. 3,639 66,084
W&T Offshore, Inc.
(a)
.................. 11,854 40,422
World Kinect Corp. .................... 6,569 151,547
XCF Global, Inc. , Class A
(a) (b)
............. 8,241 3,012
14,700,915
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............... 2,092 30,083
Magnera Corp.
(b)
..................... 4,201 39,951
Sylvamo Corp. ...................... 4,011 169,425
239,459
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................... 1,745 141,415
Frontier Group Holdings, Inc.
(a)
............ 6,405 22,610
JetBlue Airways Corp. .................. 36,262 160,278
Joby Aviation, Inc. , Class A .............. 71,205 588,153
SkyWest, Inc. ....................... 4,974 456,762
Sun Country Airlines Holdings, Inc. ......... 6,487 107,165
1,476,383

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 15,138 $ 13,473
Edgewell Personal Care Co. ............. 5,506 117,498
FitLife Brands, Inc.
(b)
................... 746 10,593
Herbalife Ltd.
(b)
...................... 12,593 185,369
Honest Co., Inc. (The)
(b)
................ 12,036 35,386
Interparfums, Inc. ..................... 2,182 198,213
Lifevantage Corp. .................... 1,352 5,841
Medifast, Inc.
(b)
...................... 1,320 13,451
Nature's Sunshine Products, Inc.
(b)
......... 1,964 47,116
Niagen Bioscience, Inc.
(b)
............... 6,647 29,313
Nu Skin Enterprises, Inc. , Class A .......... 6,314 45,966
Olaplex Holdings, Inc.
(b)
................ 17,468 35,460
USANA Health Sciences, Inc.
(b)
........... 1,424 24,877
Waldencast plc , Class A
(a) (b)
.............. 6,975 6,624
769,180
Pharmaceuticals — 2.4%
Aardvark Therapeutics, Inc.
(b)
............. 1,538 5,798
Aclaris Therapeutics, Inc.
(b)
.............. 11,382 42,682
Alumis, Inc.
(b)
....................... 8,354 184,039
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 18,049 224,349
Amphastar Pharmaceuticals, Inc.
(b)
......... 4,409 86,372
Amylyx Pharmaceuticals, Inc.
(b)
........... 10,978 152,594
ANI Pharmaceuticals, Inc.
(b)
.............. 2,335 179,561
Aquestive Therapeutics, Inc.
(a) (b)
........... 11,776 48,870
Arvinas, Inc.
(b)
....................... 6,766 71,720
Atea Pharmaceuticals, Inc.
(b)
............. 8,884 47,796
Axsome Therapeutics, Inc.
(b)
............. 5,043 852,368
BioAge Labs, Inc.
(b)
................... 3,677 64,311
Biote Corp. , Class A
(b)
.................. 3,287 4,437
Collegium Pharmaceutical, Inc.
(b)
.......... 3,957 130,858
CorMedix, Inc.
(b)
...................... 8,980 60,974
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 11,767 427,377
Definium Therapeutics, Inc.
(b)
............. 12,194 230,467
Edgewise Therapeutics, Inc.
(b)
............ 8,351 263,056
Enliven Therapeutics, Inc.
(b)
.............. 4,715 184,828
Esperion Therapeutics, Inc.
(b)
............. 28,706 78,654
Eton Pharmaceuticals, Inc.
(b)
............. 3,240 79,963
Evolus, Inc.
(b)
....................... 6,956 28,589
EyePoint, Inc.
(b)
...................... 9,313 120,045
Fulcrum Therapeutics, Inc.
(b)
............. 7,174 55,025
Harmony Biosciences Holdings, Inc.
(b)
....... 5,179 145,064
Harrow, Inc.
(a) (b)
...................... 3,876 136,668
Indivior Pharmaceuticals, Inc.
(b)
........... 14,620 445,618
Innoviva, Inc.
(b)
...................... 9,062 211,145
Journey Medical Corp.
(b)
................ 2,907 13,634
LB Pharmaceuticals, Inc.
(b)
.............. 2,339 57,680
LENZ Therapeutics, Inc.
(b)
............... 1,994 18,245
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 2,366 472,372
Liquidia Corp.
(b)
...................... 7,874 297,165
Maze Therapeutics, Inc.
(a) (b)
.............. 3,216 95,998
MBX Biosciences, Inc.
(b)
................ 3,515 104,923
MediWound Ltd.
(a) (b)
................... 981 15,804
Nuvation Bio, Inc. , Class A
(a) (b)
............ 29,824 127,945
Ocular Therapeutix, Inc.
(b)
............... 22,934 194,251
Omeros Corp.
(b)
...................... 8,401 88,715
Pacira BioSciences, Inc.
(b)
............... 4,908 110,921
Phathom Pharmaceuticals, Inc.
(b)
.......... 5,586 62,060
Phibro Animal Health Corp. , Class A ........ 2,474 136,837
Prestige Consumer Healthcare, Inc.
(b)
....... 5,797 343,588
Rapport Therapeutics, Inc.
(b)
............. 3,502 109,578
Septerna, Inc.
(b)
...................... 2,552 61,324
SIGA Technologies, Inc. ................ 5,290 28,301
Supernus Pharmaceuticals, Inc.
(b)
.......... 6,633 342,860
Tarsus Pharmaceuticals, Inc.
(b)
............ 4,751 333,283
Terns Pharmaceuticals, Inc.
(b)
............. 11,662 614,821
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(b)
............ 4,390 $ 71,250
Third Harmonic Bio, Inc.
(b) (d)
.............. 4,153 —
Trevi Therapeutics, Inc.
(b)
............... 11,294 134,737
Tvardi Therapeutics, Inc.
(b)
............... 429 1,364
WaVe Life Sciences Ltd.
(b)
............... 17,000 123,250
Xeris Biopharma Holdings, Inc.
(b)
.......... 18,368 106,534
Zevra Therapeutics, Inc.
(b)
............... 6,812 63,488
8,694,156
Professional Services — 1.4%
Alight, Inc. , Class A ................... 54,677 31,860
Asure Software, Inc.
(b)
.................. 3,370 28,982
Barrett Business Services, Inc. ............ 2,945 85,935
BlackSky Technology, Inc. , Class A
(a) (b)
....... 3,652 91,884
CBIZ, Inc.
(b)
......................... 6,106 163,946
Conduent, Inc.
(b)
..................... 19,839 25,394
CRA International, Inc. ................. 787 127,400
CSG Systems International, Inc. ........... 3,457 276,353
Exponent, Inc. ....................... 5,884 383,931
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 1,737 24,492
First Advantage Corp.
(b)
................. 9,989 117,471
Forrester Research, Inc.
(b)
............... 1,441 8,156
Franklin Covey Co.
(a) (b)
................. 1,424 22,485
HireQuest, Inc. ...................... 623 6,218
Huron Consulting Group, Inc.
(b)
............ 2,103 268,111
IBEX Holdings Ltd.
(b)
................... 1,311 35,161
ICF International, Inc. .................. 2,223 145,140
Innodata, Inc.
(a) (b)
..................... 3,847 148,571
Insperity, Inc. ........................ 4,522 122,275
Kelly Services, Inc. , Class A .............. 4,094 36,232
Kforce, Inc. ......................... 2,315 67,691
Korn Ferry ......................... 6,482 408,042
Legalzoom.com, Inc.
(b)
................. 15,072 85,458
Maximus, Inc.
(a)
...................... 6,614 423,957
Mistras Group, Inc.
(b)
.................. 1,412 20,869
Planet Labs PBC , Class A
(b)
.............. 32,962 921,288
Public Policy Holding Co., Inc.
(a)
........... 806 10,542
RCM Technologies, Inc.
(a) (b)
.............. 588 11,254
Resolute Holdings Management, Inc.
(b)
...... 522 84,721
Resources Connection, Inc. .............. 4,061 15,148
Skillsoft Corp. , Class A
(a) (b)
............... 632 2,711
Spire Global, Inc. , Class A
(b)
.............. 3,753 47,213
TIC Solutions, Inc.
(b)
................... 24,438 160,802
TriNet Group, Inc. .................... 3,613 131,622
TrueBlue, Inc.
(b)
...................... 3,719 14,541
TTEC Holdings, Inc.
(a) (b)
................. 2,622 6,555
Upwork, Inc.
(b)
....................... 15,370 168,455
Verra Mobility Corp. , Class A
(b)
............ 19,305 275,868
Willdan Group, Inc.
(b)
.................. 1,729 132,372
5,139,106
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(b)
.......... 667 10,305
Compass, Inc. , Class A
(b)
................ 77,689 567,907
Cushman & Wakefield Ltd.
(b)
............. 19,001 232,952
Douglas Elliman, Inc.
(b)
................. 9,325 15,293
eXp World Holdings, Inc.
(a)
............... 11,213 67,166
Forestar Group, Inc.
(b)
.................. 2,495 60,978
FRP Holdings, Inc.
(b)
................... 1,722 37,677
Kennedy-Wilson Holdings, Inc. ............ 14,385 155,646
Marcus & Millichap, Inc. ................ 3,004 79,876
Maui Land & Pineapple Co., Inc.
(b)
......... 771 11,866
Newmark Group, Inc. , Class A ............ 18,347 275,022
RE/MAX Holdings, Inc. , Class A
(b)
.......... 2,229 12,839
Real Brokerage, Inc. (The)
(b)
............. 17,058 42,645
RMR Group, Inc. (The) , Class A ........... 1,933 29,904

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Seaport Entertainment Group, Inc.
(a) (b)
....... 896 $ 19,246
St. Joe Co. (The) ..................... 4,683 294,092
Stratus Properties, Inc.
(a) (b)
............... 685 20,906
Tejon Ranch Co.
(b)
.................... 2,811 52,959
Transcontinental Realty Investors, Inc.
(b)
..... 183 6,383
1,993,662
Residential REITs — 0.3%
BRT Apartments Corp. ................. 1,549 20,664
Centerspace ........................ 2,088 119,955
Clipper Realty, Inc. .................... 1,016 3,068
Independence Realty Trust, Inc.
(a)
.......... 29,494 439,166
NexPoint Residential Trust, Inc. ........... 2,785 69,625
UMH Properties, Inc. .................. 9,916 143,088
Veris Residential, Inc. .................. 9,470 178,699
974,265
Retail REITs — 1.2%
Acadia Realty Trust
(a)
.................. 16,202 309,782
Alexander's, Inc. ..................... 265 62,593
CBL & Associates Properties, Inc. .......... 2,174 83,547
Curbline Properties Corp. ............... 11,903 306,978
FrontView REIT, Inc. ................... 2,575 39,835
Getty Realty Corp.
(a)
................... 6,655 211,629
InvenTrust Properties Corp. .............. 9,601 292,447
Kite Realty Group Trust ................. 26,455 649,470
Macerich Co. (The) ................... 31,329 592,118
NETSTREIT Corp.
(a)
................... 10,281 193,591
Phillips Edison & Co., Inc. ............... 15,151 566,951
Saul Centers, Inc. .................... 1,435 46,752
SITE Centers Corp. ................... 6,998 37,789
Tanger, Inc. ......................... 13,811 469,298
Urban Edge Properties ................. 15,870 317,083
Whitestone REIT ..................... 5,421 87,549
4,267,412
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. , Class A
(b)
............ 6,343 249,597
Aehr Test Systems
(a) (b)
.................. 3,510 130,151
Aeluma, Inc.
(a) (b)
...................... 1,664 21,782
Alpha & Omega Semiconductor Ltd.
(b)
....... 3,273 72,530
Ambarella, Inc.
(b)
..................... 5,006 257,684
Ambiq Micro, Inc.
(b)
.................... 2,199 55,877
Atomera, Inc.
(b)
...................... 3,717 14,162
Axcelis Technologies, Inc.
(b)
.............. 3,826 356,124
Blaize Holdings, Inc.
(b)
.................. 8,560 15,579
CEVA, Inc.
(b)
........................ 3,008 56,189
Cohu, Inc.
(b)
........................ 5,460 167,185
Credo Technology Group Holding Ltd.
(b)
...... 19,625 1,842,199
Diodes, Inc.
(b)
....................... 5,557 379,321
FormFactor, Inc.
(b)
.................... 9,472 918,689
Ichor Holdings Ltd.
(b)
................... 4,120 192,033
Impinj, Inc.
(b)
........................ 3,411 350,310
indie Semiconductor, Inc. , Class A
(b)
........ 24,564 79,096
Kopin Corp.
(a) (b)
...................... 23,244 52,299
Kulicke & Soffa Industries, Inc. ............ 6,189 406,741
MaxLinear, Inc.
(b)
..................... 9,948 172,996
Navitas Semiconductor Corp.
(a) (b)
.......... 24,720 216,794
NVE Corp. ......................... 528 34,584
PDF Solutions, Inc.
(a) (b)
................. 3,795 124,134
Penguin Solutions, Inc.
(b)
................ 6,565 115,544
Photronics, Inc.
(b)
..................... 7,039 284,446
Power Integrations, Inc.
(a)
............... 6,782 347,238
Rambus, Inc.
(b)
...................... 13,124 1,129,058
Rigetti Computing, Inc.
(a) (b)
............... 40,019 561,867
Semtech Corp.
(b)
..................... 11,320 870,395
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.
(b)
............... 3,962 $ 824,690
SiTime Corp.
(b)
....................... 2,737 945,223
SkyWater Technology, Inc.
(a) (b)
............ 4,305 118,000
Synaptics, Inc.
(b)
..................... 4,763 333,600
Ultra Clean Holdings, Inc.
(b)
.............. 5,403 335,958
Veeco Instruments, Inc.
(a) (b)
.............. 7,046 238,578
12,270,653
Software — 4.4%
8x8, Inc.
(b)
.......................... 15,721 26,097
A10 Networks, Inc. .................... 8,852 204,658
ACI Worldwide, Inc.
(b)
.................. 12,800 524,928
Adeia, Inc. ......................... 13,144 315,850
Agilysys, Inc.
(b)
...................... 3,183 226,439
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 2,922 6,604
Alarm.com Holdings, Inc.
(b)
.............. 5,819 251,323
Alkami Technology, Inc.
(b)
............... 8,619 135,060
Amplitude, Inc. , Class A
(b)
............... 11,011 75,095
Appian Corp. , Class A
(b)
................ 4,809 115,945
Arteris, Inc.
(b)
........................ 3,447 56,669
Asana, Inc. , Class A
(b)
.................. 10,794 69,082
AudioEye, Inc.
(b)
...................... 894 5,695
AvePoint, Inc. , Class A
(b)
................ 18,093 172,064
Bit Digital, Inc.
(b)
...................... 39,519 51,770
Bitdeer Technologies Group , Class A
(b)
...... 14,809 128,098
Blackbaud, Inc.
(b)
..................... 4,667 180,193
BlackLine, Inc.
(a) (b)
.................... 5,940 219,780
Blend Labs, Inc. , Class A
(b)
.............. 26,172 44,492
Box, Inc. , Class A
(b)
................... 17,291 408,759
Braze, Inc. , Class A
(b)
.................. 10,519 248,354
C3.ai, Inc. , Class A
(b)
.................. 15,335 129,121
Cerence, Inc.
(b)
...................... 4,959 31,291
Chaince Digital Holdings, Inc.
(a) (b)
.......... 4,022 16,008
Cipher Digital, Inc.
(b)
................... 39,325 506,113
Cleanspark, Inc.
(a) (b)
................... 30,790 262,023
Clear Secure, Inc. , Class A .............. 10,743 520,069
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 33,877 801,191
Commvault Systems, Inc.
(b)
.............. 5,355 417,101
Consensus Cloud Solutions, Inc.
(b)
......... 2,488 59,065
Core Scientific, Inc.
(b)
.................. 35,086 524,887
CS Disco, Inc.
(b)
...................... 2,426 9,267
Daily Journal Corp.
(b)
.................. 156 75,245
Digimarc Corp.
(a) (b)
.................... 1,803 8,853
Digital Turbine, Inc.
(b)
.................. 13,353 38,457
Domo, Inc. , Class B
(b)
.................. 4,198 12,846
D-Wave Quantum, Inc.
(a) (b)
............... 44,445 641,341
eGain Corp.
(b)
....................... 1,875 14,794
EverCommerce, Inc.
(b)
................. 1,604 18,334
Expensify, Inc. , Class A
(b)
............... 7,474 6,502
Five9, Inc.
(b)
........................ 9,683 146,891
Freshworks, Inc. , Class A
(b)
.............. 24,767 198,879
Hut 8 Corp.
(b)
........................ 11,972 561,607
I3 Verticals, Inc. , Class A
(b)
............... 2,982 66,677
Intapp, Inc.
(b)
........................ 7,025 180,472
InterDigital, Inc.
(a)
..................... 3,146 950,092
Kaltura, Inc.
(b)
....................... 9,241 11,274
Life360, Inc.
(b)
....................... 2,527 103,152
LiveRamp Holdings, Inc.
(b)
............... 7,436 197,203
MARA Holdings, Inc.
(a) (b)
................ 45,659 372,577
Mitek Systems, Inc.
(b)
.................. 5,080 68,580
N-able, Inc.
(b)
........................ 9,175 42,847
NCR Voyix Corp.
(b)
.................... 17,592 111,357
NextNav, Inc.
(b)
...................... 11,767 188,507
ON24, Inc.
(b)
........................ 5,120 41,472
OneSpan, Inc. ....................... 4,316 45,447
Ooma, Inc.
(b)
........................ 2,827 41,133

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Pagaya Technologies Ltd. , Class A
(b)
........ 7,278 $ 84,789
PagerDuty, Inc.
(b)
..................... 10,819 67,186
PAR Technology Corp.
(b)
................ 5,078 67,690
Porch Group, Inc.
(b)
................... 10,406 74,611
Progress Software Corp.
(b)
............... 5,155 132,226
Q2 Holdings, Inc.
(b)
.................... 7,662 362,413
Qualys, Inc.
(b)
....................... 4,351 382,235
Rapid7, Inc.
(b)
....................... 8,199 45,176
Red Violet, Inc.
(b)
..................... 1,517 52,488
ReposiTrak, Inc. ..................... 1,417 10,769
Rezolve AI plc
(a) (b)
..................... 26,806 68,623
Rimini Street, Inc.
(b)
................... 6,637 21,769
Riot Platforms, Inc.
(b)
.................. 42,289 522,692
SEMrush Holdings, Inc. , Class A
(b)
......... 5,675 67,759
Silvaco Group, Inc.
(b)
.................. 704 4,984
SoundHound AI, Inc. , Class A
(a) (b)
.......... 47,346 325,267
SoundThinking, Inc.
(b)
.................. 1,052 6,964
Sprinklr, Inc. , Class A
(b)
................. 14,392 86,352
Sprout Social, Inc. , Class A
(b)
............. 6,686 38,110
SPS Commerce, Inc.
(b)
................. 4,686 260,870
Telos Corp.
(b)
........................ 7,127 29,862
Tenable Holdings, Inc.
(b)
................ 14,206 240,294
Terawulf, Inc.
(a) (b)
..................... 37,453 540,447
Varonis Systems, Inc.
(b)
................. 14,292 306,849
Vertex, Inc. , Class A
(b)
.................. 8,743 103,954
Via Transportation, Inc. , Class A
(b)
.......... 1,225 18,375
Viant Technology, Inc. , Class A
(a) (b)
......... 1,929 21,605
Weave Communications, Inc.
(b)
........... 7,390 34,142
WM Technology, Inc. , Class A
(b)
........... 10,370 6,828
Workiva, Inc. , Class A
(b)
................. 6,191 369,169
Xperi, Inc.
(b)
......................... 5,605 31,388
Yext, Inc.
(b)
......................... 13,122 50,388
Zeta Global Holdings Corp. , Class A
(b)
....... 25,555 406,836
15,730,740
Specialized REITs — 0.3%
Farmland Partners, Inc. ................ 5,051 56,723
Four Corners Property Trust, Inc. .......... 12,802 302,767
Gladstone Land Corp. ................. 4,336 44,227
Outfront Media, Inc. ................... 18,084 479,226
Safehold, Inc. ....................... 7,214 97,606
Smartstop Self Storage REIT, Inc.
(a)
........ 6,462 195,669
1,176,218
Specialty Retail — 1.9%
Abercrombie & Fitch Co. , Class A
(b)
......... 5,510 503,449
Academy Sports & Outdoors, Inc.
(a)
......... 8,054 454,648
Advance Auto Parts, Inc.
(a)
............... 7,345 387,449
American Eagle Outfitters, Inc. ............ 19,651 328,172
America's Car-Mart, Inc.
(b)
............... 950 12,093
Arhaus, Inc. , Class A .................. 6,435 43,629
Arko Corp. ......................... 9,829 54,649
Asbury Automotive Group, Inc.
(b)
........... 2,379 464,880
BARK, Inc. , Class A
(a) (b)
................. 9,042 4,581
Barnes & Noble Education, Inc.
(a) (b)
......... 1,868 16,494
Bed Bath & Beyond, Inc.
(b)
............... 8,665 40,206
Boot Barn Holdings, Inc.
(b)
............... 3,716 543,874
Buckle, Inc. (The) .................... 3,886 195,699
Build-A-Bear Workshop, Inc.
(a)
............ 1,508 56,475
Caleres, Inc. ........................ 4,365 46,007
Camping World Holdings, Inc. , Class A ...... 7,684 52,482
Citi Trends, Inc.
(b)
..................... 649 28,115
Designer Brands, Inc. , Class A ............ 3,736 21,258
Envela Corp.
(b)
....................... 544 9,063
EVgo, Inc. , Class A
(b)
.................. 16,348 28,119
Genesco, Inc.
(b)
...................... 1,236 35,832
Security
Shares
Shares Value
Specialty Retail (continued)
Group 1 Automotive, Inc. ................ 1,413 $ 467,180
Haverty Furniture Cos., Inc. .............. 1,754 37,150
J Jill, Inc. .......................... 820 9,397
Lands' End, Inc.
(b)
.................... 971 10,914
MarineMax, Inc.
(b)
..................... 2,368 64,078
Monro, Inc.
(a)
........................ 3,173 50,895
National Vision Holdings, Inc.
(b)
........... 9,525 246,698
OneWater Marine, Inc. , Class A
(b)
.......... 1,610 15,214
Outdoor Holding Co.
(b)
................. 10,187 20,476
Petco Health & Wellness Co., Inc.
(b)
........ 10,577 29,404
RealReal, Inc. (The)
(b)
.................. 12,287 111,566
Revolve Group, Inc. , Class A
(b)
............ 5,141 116,238
Sally Beauty Holdings, Inc.
(b)
............. 12,124 167,917
Shoe Carnival, Inc. .................... 2,259 35,218
Signet Jewelers Ltd. ................... 4,775 404,156
Sleep Number Corp.
(a) (b)
................ 2,585 4,640
Sonic Automotive, Inc. , Class A ........... 1,880 128,912
Stitch Fix, Inc. , Class A
(b)
................ 12,732 42,143
ThredUp, Inc. , Class A
(b)
................ 11,523 37,795
Torrid Holdings, Inc.
(a) (b)
................. 3,244 5,774
Upbound Group, Inc. .................. 6,180 111,549
Urban Outfitters, Inc.
(b)
................. 7,908 500,972
Victoria's Secret & Co.
(b)
................ 8,493 393,735
Warby Parker, Inc. , Class A
(b)
............. 12,064 254,188
Winmark Corp. ...................... 364 155,628
Zumiez, Inc.
(b)
....................... 1,763 39,068
6,788,079
Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming, Inc.
(b)
................. 5,976 33,167
CPI Card Group, Inc.
(a) (b)
................ 806 11,695
Diebold Nixdorf, Inc.
(b)
.................. 2,951 222,624
Eastman Kodak Co.
(b)
.................. 7,687 69,567
GPGI, Inc. , Class A
(a)
.................. 21,610 369,531
Immersion Corp. ..................... 4,029 21,998
IonQ, Inc.
(a) (b)
........................ 42,020 1,211,437
Quantum Computing, Inc.
(a) (b)
............. 24,827 170,065
Turtle Beach Corp.
(a) (b)
.................. 1,960 19,874
Xerox Holdings Corp.
(a)
................. 14,782 19,069
2,149,027
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(b)
.................. 14,230 250,733
Carter's, Inc. ........................ 4,242 151,694
Ermenegildo Zegna NV
(a)
............... 7,848 81,776
Figs, Inc. , Class A
(b)
................... 10,592 156,444
G-III Apparel Group Ltd. ................ 4,374 121,160
Kontoor Brands, Inc.
(a)
................. 6,732 473,192
Lakeland Industries, Inc.
(a)
............... 1,113 9,115
Movado Group, Inc. ................... 1,997 48,767
Oxford Industries, Inc. ................. 1,591 61,269
Rocky Brands, Inc. .................... 915 35,429
Steven Madden Ltd.
(a)
.................. 8,721 295,816
Superior Group of Cos., Inc. ............. 1,651 16,774
Wolverine World Wide, Inc. .............. 10,108 164,963
1,867,132
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 2,188 4,026
Turning Point Brands, Inc. ............... 2,264 196,492
Universal Corp. ...................... 3,004 158,311
358,829
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 2,753 14,784
BlueLinx Holdings, Inc.
(b)
................ 1,002 54,288
Boise Cascade Co. ................... 4,476 339,505

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.
(b)
.......... 7,030 $ 46,187
Distribution Solutions Group, Inc.
(b)
......... 1,288 33,797
DNOW, Inc.
(b)
....................... 22,570 268,809
DXP Enterprises, Inc.
(b)
................. 1,576 220,214
EVI Industries, Inc.
(a)
................... 550 11,319
GATX Corp.
(a)
....................... 4,342 741,353
Global Industrial Co. ................... 1,806 56,925
Herc Holdings, Inc.
(a)
.................. 4,020 400,191
Hudson Technologies, Inc.
(b)
............. 5,098 29,976
Karat Packaging, Inc. .................. 883 24,653
McGrath RentCorp .................... 2,946 324,885
NPK International, Inc.
(b)
................ 10,367 150,218
Rush Enterprises, Inc. , Class A ........... 7,305 482,934
Rush Enterprises, Inc. , Class B ........... 1,109 71,364
Titan Machinery, Inc.
(b)
................. 2,427 40,579
Transcat, Inc.
(b)
...................... 1,059 77,784
Willis Lease Finance Corp. .............. 356 60,613
Xometry, Inc. , Class A
(b)
................ 5,422 221,434
3,671,812
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 2,574 24,788
Water Utilities — 0.3%
American States Water Co. .............. 4,720 356,926
Cadiz, Inc.
(b)
........................ 7,934 38,956
California Water Service Group ........... 7,291 330,574
Consolidated Water Co. Ltd. ............. 1,804 59,749
Global Water Resources, Inc. ............. 1,630 12,372
H2O America ....................... 4,052 237,731
Middlesex Water Co. .................. 2,147 111,751
Pure Cycle Corp.
(b)
.................... 2,785 28,017
York Water Co. (The) .................. 1,683 51,247
1,227,323
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(b)
........................ 9,978 40,112
Spok Holdings, Inc. ................... 2,587 28,198
Telephone & Data Systems, Inc. ........... 12,142 511,178
579,488
Total Common Stocks — 99 .5%
(Cost: $ 264,008,504 ) .............................. 356,658,545
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(d)
.......... 8,845 5,838
Contra Aduro Biotech I, CVR
(d)
........... 1,703 868
Contra Chinook Therape, CVR
(d)
.......... 7,079 1,203
Icosavax, Inc., CVR ................... 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
........ 105 —
Sanofi Aatd, Inc., CVR
(d)
................ 4,257 7,067
16,131
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Expires 04/15/26 , Strike
Price USD 59.00 )
(b)
................. 307 645
Total Rights — 0.0%
(Cost: $ 12,997 ) ................................. 16,776
Total Long-Term Investments — 99.5%
(Cost: $ 264,021,501 ) .............................. 356,675,321
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 46,730,961 $ 46,740,307
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 1,501,549 1,501,549
Total Short-Term Securities — 13 .5%
(Cost: $ 48,247,682 ) ............................... 48,241,856
Total Investments — 113 .0%
(Cost: $ 312,269,183 ) .............................. 404,917,177
Liabilities in Excess of Other Assets — (13.0) % ............ (46,448,004)
Net Assets — 100.0% ...............................
$ 358,469,173
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 36,618,201 $ 10,134,467
(a)
$ — $ (6,535) $ (5,826) $ 46,740,307 46,730,961 $ 55,532
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,655,290 — (153,741)
(a)
— — 1,501,549 1,501,549 14,530 —
$ (6,535) $ (5,826) $ 48,241,856 $ 70,062 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 15 06/18/26 $ 1,884 $ 837
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,310,253 $ — $ — $ 7,310,253
Air Freight & Logistics .................................... 340,890 — — 340,890
Automobile Components .................................. 3,842,480 — — 3,842,480
Automobiles .......................................... 112,943 — — 112,943
Banks ............................................... 34,922,939 — — 34,922,939
Beverages ........................................... 416,795 — — 416,795
Biotechnology ......................................... 33,237,451 — — 33,237,451
Broadline Retail ........................................ 245,907 — — 245,907
Building Products ....................................... 5,536,517 — — 5,536,517
Capital Markets ........................................ 6,049,200 — — 6,049,200
Chemicals ............................................ 5,828,083 — — 5,828,083
Commercial Services & Supplies ............................. 4,732,469 — — 4,732,469
Communications Equipment ................................ 4,349,871 — — 4,349,871
Construction & Engineering ................................ 10,017,932 — — 10,017,932
Construction Materials .................................... 790,824 — — 790,824
Consumer Finance ...................................... 3,323,094 — — 3,323,094
Consumer Staples Distribution & Retail ........................ 1,805,615 — — 1,805,615
Containers & Packaging .................................. 774,841 — — 774,841
Distributors ........................................... 256,621 — — 256,621
Diversified Consumer Services .............................. 4,238,322 — — 4,238,322
Diversified REITs ....................................... 1,770,658 — — 1,770,658
Diversified Telecommunication Services ........................ 2,028,011 — — 2,028,011
Electric Utilities ........................................ 3,273,637 — — 3,273,637
Electrical Equipment ..................................... 10,685,447 — — 10,685,447
Electronic Equipment, Instruments & Components ................. 13,229,841 — — 13,229,841

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 9,296,206 $ — $ — $ 9,296,206
Entertainment ......................................... 1,953,643 — — 1,953,643
Financial Services ...................................... 7,187,614 — — 7,187,614
Food Products ......................................... 2,182,200 — — 2,182,200
Gas Utilities ........................................... 3,908,782 — — 3,908,782
Ground Transportation ................................... 1,132,938 — — 1,132,938
Health Care Equipment & Supplies ........................... 8,342,617 — — 8,342,617
Health Care Providers & Services ............................ 10,821,030 — — 10,821,030
Health Care REITs ...................................... 3,821,481 — — 3,821,481
Health Care Technology .................................. 835,799 — — 835,799
Hotel & Resort REITs .................................... 2,058,407 — — 2,058,407
Hotels, Restaurants & Leisure .............................. 5,541,403 — — 5,541,403
Household Durables ..................................... 5,588,809 — — 5,588,809
Household Products ..................................... 965,402 — — 965,402
Independent Power and Renewable Electricity Producers ............ 906,597 — — 906,597
Industrial Conglomerates .................................. 90,364 — — 90,364
Industrial REITs ........................................ 1,349,210 — — 1,349,210
Insurance ............................................ 6,419,995 — — 6,419,995
Interactive Media & Services ............................... 1,434,444 — — 1,434,444
IT Services ........................................... 2,659,330 — — 2,659,330
Leisure Products ....................................... 1,492,443 — — 1,492,443
Life Sciences Tools & Services .............................. 1,315,232 — — 1,315,232
Machinery ............................................ 13,860,540 — — 13,860,540
Marine Transportation .................................... 915,236 — — 915,236
Media ............................................... 3,192,819 — — 3,192,819
Metals & Mining ........................................ 9,949,138 — — 9,949,138
Mortgage Real Estate Investment Trusts (REITs) .................. 2,989,181 — — 2,989,181
Multi-Utilities .......................................... 1,635,366 — — 1,635,366
Office REITs .......................................... 1,593,051 — — 1,593,051
Oil, Gas & Consumable Fuels ............................... 14,700,915 — — 14,700,915
Paper & Forest Products .................................. 239,459 — — 239,459
Passenger Airlines ...................................... 1,476,383 — — 1,476,383
Personal Care Products .................................. 769,180 — — 769,180
Pharmaceuticals ....................................... 8,694,156 — — 8,694,156
Professional Services .................................... 5,139,106 — — 5,139,106
Real Estate Management & Development ....................... 1,993,662 — — 1,993,662
Residential REITs ....................................... 974,265 — — 974,265
Retail REITs .......................................... 4,267,412 — — 4,267,412
Semiconductors & Semiconductor Equipment .................... 12,270,653 — — 12,270,653
Software ............................................. 15,730,740 — — 15,730,740
Specialized REITs ...................................... 1,176,218 — — 1,176,218
Specialty Retail ........................................ 6,788,079 — — 6,788,079
Technology Hardware, Storage & Peripherals .................... 2,149,027 — — 2,149,027
Textiles, Apparel & Luxury Goods ............................ 1,867,132 — — 1,867,132
Tobacco ............................................. 358,829 — — 358,829
Trading Companies & Distributors ............................ 3,671,812 — — 3,671,812
Transportation Infrastructure ............................... 24,788 — — 24,788
Water Utilities ......................................... 1,227,323 — — 1,227,323
Wireless Telecommunication Services ......................... 579,488 — — 579,488
Rights ................................................ 645 1,155 14,976 16,776
Short-Term Securities
Money Market Funds ...................................... 48,241,856 — — 48,241,856
$ 404,901,046 $ 1,155 $ 14,976 $ 404,917,177
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 837 $ — $ — $ 837
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Small Cap Index V.I. Fund

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust